UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

William T. MacGregor, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification—March 31, 2018 (unaudited)1,2

Bonds	Percentage of
Corporate bonds	net assets
Air freight & logistics	0.02%
Banks	7.62
Beverages	1.38
Biotechnology	0.61
Capital markets	2.47
Chemicals	0.93
Commercial services & supplies	0.29
Communications equipment	0.09
Construction & engineering	0.50
Consumer finance	0.75
Diversified financial services	0.74
Diversified telecommunication services	2.44
Electric utilities	3.36
Electrical equipment	0.16
Electronic equipment, instruments & components	0.07
Energy equipment & services	0.22
Equity real estate investment trusts (REITs)	0.62
Food & staples retailing	0.63
Food products	0.22
Gas utilities	1.24
Health care equipment & supplies	0.34
Health care providers & services	0.45
Household products	0.69
Independent power and renewable electricity producers	0.20
Industrial conglomerates	0.37
Insurance	2.91
Internet & direct marketing retail	0.24
Internet software & services	0.43
Life sciences tools & services	0.15
Machinery	0.11
Media	1.40
Metals & mining	0.58
Multi-utilities	0.72
Oil, gas & consumable fuels	3.95
Pharmaceuticals	1.63
Real estate management & development	1.04
Road & rail	0.46
Semiconductors & semiconductor equipment	0.50
Software	0.48
Specialty retail	0.16
Technology hardware, storage & peripherals	0.53
Tobacco	1.14
Transportation infrastructure	0.39
Water utilities	1.02
Wireless telecommunication services	0.40
Total corporate bonds	44.65%
Asset-backed securities	0.14
Collateralized debt obligations	0.00 [3]
Collateralized mortgage obligations	0.01
Total bonds	44.80%
Exchange traded funds	4.71
Short-term investments	40.87
Total investments	90.38%
Cash and other assets, less liabilities	9.62
Net assets	100.00%

1

Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The Fund’s portfolio is actively managed and its composition will vary over time.
3	Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds: 44.80%
Corporate bonds: 44.65%
Australia: 1.99%
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]		$20,000	$20,221
Aurizon Network Pty. Ltd.,
2.000%, due 09/18/24[1]	EUR	100,000	127,710
Australia Pacific Airports Melbourne Pty. Ltd.,
1.750%, due 10/15/24[1]		150,000	193,109
Commonwealth Bank of Australia,
2.050%, due 09/18/20[2]		$60,000	58,464
Mirvac Group Finance Ltd.,
3.625%, due 03/18/27[1]		270,000	257,133
National Australia Bank Ltd.,
(EUR Swap Annual 5 Year + 1.650%),
2.000%, due 11/12/24[1,3]	EUR	100,000	125,975
Optus Finance Pty. Ltd.,
4.625%, due 10/15/19[1]		$100,000	102,217
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[1]	EUR	100,000	130,302
5.450%, due 10/14/21[1]		$75,000	79,611
Scentre Group Trust 1, REIT
1.375%, due 03/22/23[1]	EUR	100,000	127,022
SGSP Australia Assets Pty. Ltd.,
3.250%, due 07/29/26[1]		$200,000	190,852
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		60,000	63,107
Westpac Banking Corp.,
2.800%, due 01/11/22		40,000	39,437
(USD ICE Swap Rate 5 Year + 2.890%),
5.000%, due 09/21/27[3,4]		130,000	120,134
Total Australia corporate bonds			1,635,294

Belgium: 0.64%
AG Insurance SA,
(EUR Swap Annual 5 Year + 3.880%),
3.500%, due 06/30/47[1,3]	EUR	100,000	130,827
Anheuser-Busch InBev SA/NV,
0.875%, due 03/17/22[1]		120,000	150,899
1.500%, due 03/17/25[1]		100,000	127,508
RESA SA,
1.000%, due 07/22/26[1]		100,000	120,149
Total Belgium corporate bonds			529,383

Bermuda: 0.27%
Bacardi Ltd.,
2.750%, due 07/03/23[1]		170,000	224,710

Brazil: 0.13%
Vale SA,
5.625%, due 09/11/42		$100,000	105,550

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Canada: 1.17%
Bell Canada, Inc.,
4.750%, due 09/29/44	CAD	40,000	$33,322
Canadian Natural Resources Ltd.,
2.950%, due 01/15/23		$75,000	72,801
3.850%, due 06/01/27		60,000	58,633
4.950%, due 06/01/47		20,000	20,828
Cenovus Energy, Inc.,
4.250%, due 04/15/27		70,000	68,188
Nexen Energy ULC,
6.400%, due 05/15/37		80,000	98,418
Royal Bank of Canada,
1.650%, due 07/15/21	CAD	230,000	173,257
Suncor Energy, Inc.,
6.500%, due 06/15/38		$100,000	128,089
TELUS Corp.,
3.750%, due 01/17/25	CAD	45,000	35,998
Toronto-Dominion Bank (The),
2.045%, due 03/08/21		230,000	176,129
Yamana Gold, Inc.,
4.950%, due 07/15/24		$90,000	93,185
Total Canada corporate bonds			958,848

Cayman Islands: 0.84%
Alibaba Group Holding Ltd.,
3.400%, due 12/06/27		200,000	189,392
Noble Holding International Ltd.,
7.700%, due 04/01/25		50,000	44,250
Phoenix Group Holdings,
4.125%, due 07/20/22[1]	GBP	150,000	218,153
Transocean, Inc.,
6.800%, due 03/15/38		$50,000	39,000
XLIT Ltd.,
5.250%, due 12/15/43		45,000	50,509
Yorkshire Water Services Bradford Finance Ltd.,
(ICE LIBOR GBP 3 Month + 7.700%),
3.750%, due 03/22/46[1,3]	GBP	100,000	145,691
Total Cayman Islands corporate bonds			686,995

Curacao: 0.05%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		$40,000	37,700

Czech Republic: 0.16%
NET4GAS sro,
2.500%, due 07/28/21[1]	EUR	100,000	131,351

Denmark: 0.06%
Orsted A/S,
(EUR Swap Annual 5 Year + 2.820%),
3.000%, due 11/06/3015[1,3]		40,000	51,741

Finland: 0.36%
Elenia Finance OYJ,
2.875%, due 12/17/20[1]		100,000	131,174

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Finland—(Concluded)
Teollisuuden Voima OYJ,
2.500%, due 03/17/21[1]	EUR	125,000	$161,378
Total Finland corporate bonds			292,552

France: 1.49%
APRR SA,
2.250%, due 01/16/20[1]		100,000	128,047
AXA SA,
(EURIBOR 3 Month + 3.750%),
3.375%, due 07/06/47[1,3]		100,000	129,179
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25[1]		100,000	133,694
Credit Logement SA,
(EURIBOR 3 Month + 1.150%),
0.823%, due 06/16/18[1,3,4]		100,000	118,739
Electricite de France SA,
6.950%, due 01/26/39[2]		$50,000	66,954
Engie SA,
(EUR Swap Annual 8 Year + 3.420%),
4.750%, due 07/10/21[1,3,4]	EUR	100,000	137,436
RTE Reseau de Transport d’Electricite SADIR,
1.000%, due 10/19/26[1]		100,000	121,695
Sanofi,
0.000%, due 01/13/20[1]		100,000	123,301
TDF Infrastructure SAS,
2.875%, due 10/19/22[1]		100,000	133,836
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25[1]		100,000	131,821
Total France corporate bonds			1,224,702

Germany: 0.54%
Allianz SE,
(EURIBOR 3 Month + 3.600%),
4.750%, due 10/24/23[1,3,4]		100,000	141,236
Deutsche Bank AG,
3.150%, due 01/22/21		$155,000	152,664
Henkel AG & Co. KGaA,
1.500%, due 09/13/19[1]		150,000	147,784
Total Germany corporate bonds			441,684

Hong Kong: 0.24%
CNAC HK Finbridge Co. Ltd.,
3.500%, due 07/19/22[1]		200,000	193,500

Ireland: 0.92%
Aquarius & Investments plc for Swiss Reinsurance Co. Ltd.,
(USD Swap Semi 5 Year + 5.210%),
6.375%, due 09/01/24[1,3]		200,000	205,500

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Ireland—(Concluded)
Fresenius Finance Ireland plc,
0.875%, due 01/31/22[1]	EUR	30,000	$37,466
1.500%, due 01/30/24[1]		50,000	63,450
GAS Networks Ireland,
1.375%, due 12/05/26[1]		120,000	150,838
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35		$200,000	194,817
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21		60,000	57,919
3.200%, due 09/23/26		50,000	46,593
Total Ireland corporate bonds			756,583

Italy: 0.40%
CDP Reti SpA,
1.875%, due 05/29/22[1]	EUR	155,000	199,054
Italgas SpA,
1.625%, due 01/19/27[1]		100,000	125,690
Total Italy corporate bonds			324,744

Japan: 0.55%
Mitsubishi UFJ Financial Group, Inc.,
2.665%, due 07/25/22		$60,000	58,113
Sumitomo Mitsui Banking Corp.,
2.514%, due 01/17/20		250,000	247,539
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21		40,000	39,677
3.102%, due 01/17/23		110,000	108,162
Total Japan corporate bonds			453,491

Jersey: 0.64%
AA Bond Co. Ltd.,
2.875%, due 01/31/22[1]	GBP	174,000	236,347
Gatwick Funding Ltd.,
5.250%, due 01/23/24[1]		140,000	226,466
HSBC Bank Capital Funding Sterling 2 LP,
(ICE LIBOR GBP 6 Month + 1.850%),
5.862%, due 04/07/20[3,4]		40,000	59,209
Total Jersey corporate bonds			522,022

Luxembourg: 0.85%
ADO Properties SA,
1.500%, due 07/26/24[1]	EUR	100,000	122,561
Allergan Funding SCS,
2.125%, due 06/01/29		100,000	121,366
3.450%, due 03/15/22		$70,000	69,382
4.750%, due 03/15/45		20,000	19,565
Aroundtown SA,
1.000%, due 01/07/25[1]	EUR	100,000	117,823

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Luxembourg—(Concluded)
Dream Global Funding I Sarl, REIT
1.375%, due 12/21/21[1]	EUR	200,000	$245,609
Total Luxembourg corporate bonds			696,306

Mexico: 1.05%
America Movil SAB de CV, Series A,
(EUR Swap Annual 5 Year + 3.850%),
5.125%, due 09/06/73[1,3]		145,000	181,894
Mexichem SAB de CV,
5.500%, due 01/15/48[2]		$200,000	187,750
Mexico City Airport Trust,
5.500%, due 07/31/47[1]		200,000	181,312
Petroleos Mexicanos,
3.750%, due 02/21/24[1]	EUR	180,000	235,047
5.500%, due 02/24/25[1]		50,000	71,366
Total Mexico corporate bonds			857,369

Netherlands: 3.46%
Achmea BV,
2.500%, due 11/19/20[1]		100,000	130,614
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18[1]		100,000	125,941
Cooperatieve Rabobank UA,
(EUR Swap Annual 5 Year + 5.250%),
5.500%, due 06/29/20[1,3,4]		250,000	331,837
Demeter Investments BV for Swiss Life AG,
(EURIBOR 3 Month + 4.330%),
4.375%, due 06/16/25[1,3,4]		100,000	135,087
Deutsche Telekom International Finance BV,
0.625%, due 04/03/23[1]		30,000	36,999
6.500%, due 04/08/22[1]	GBP	40,000	66,583
ELM BV for Swiss Reinsurance Co. Ltd.,
(EURIBOR 6 Month + 3.050%),
2.600%, due 09/01/25[1,3,4]	EUR	130,000	162,078
Heineken NV,
2.125%, due 08/04/20[1]		100,000	129,098
Iberdrola International BV,
(EUR Swap Annual 5 Year + 1.590%),
1.875%, due 05/22/23[1,3,4]		100,000	120,892
ING Bank NV,
(USD ICE Swap Rate 5 Year + 2.700%),
4.125%, due 11/21/23[1,3]		$210,000	211,078
Mylan NV,
3.125%, due 11/22/28[1]	EUR	180,000	229,746
Redexis Gas Finance BV,
1.875%, due 04/27/27[1]		100,000	121,038
2.750%, due 04/08/21[1]		175,000	229,265
Ren Finance BV,
2.500%, due 02/12/25[1]		180,000	239,355

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
Shell International Finance BV,
4.375%, due 05/11/45		$140,000	$148,512
Teva Pharmaceutical Finance Netherlands II BV,
1.125%, due 10/15/24[1]	EUR	100,000	102,294
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, due 07/21/23		$75,000	63,750
Volkswagen International Finance NV,
1.125%, due 10/02/23[1]	EUR	100,000	124,258
Vonovia Finance BV,
(EUR Swap Annual 5 Year + 3.390%),
4.000%, due 12/17/21[1,3,4]		100,000	133,186
Total Netherlands corporate bonds			2,841,611

Poland: 0.15%
Tauron Polska Energia SA,
2.375%, due 07/05/27[1]		100,000	125,583

Portugal: 0.15%
Galp Gas Natural Distribuicao SA,
1.375%, due 09/19/23[1]		100,000	125,739

Singapore: 0.31%
United Overseas Bank Ltd.,
(USD Swap Semi 5 Year + 2.000%),
3.750%, due 09/19/24[1,3]		$250,000	251,137

Spain: 1.37%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21[1]	EUR	175,000	225,008
Banco Santander SA,
4.000%, due 01/19/23[1]	AUD	200,000	154,597
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25[1]	EUR	100,000	126,053
FCC Aqualia SA,
1.413%, due 06/08/22[1]		150,000	188,340
Santander Issuances SAU,
3.250%, due 04/04/26[1]		100,000	133,922
Telefonica Emisiones SAU,
4.710%, due 01/20/20[1]		100,000	133,545
5.213%, due 03/08/47		$150,000	159,146
Total Spain corporate bonds			1,120,611

Sweden: 0.44%
Nordea Bank AB,
(EUR Swap Annual 5 Year + 1.700%),
1.875%, due 11/10/25[1,3]	EUR	140,000	177,998

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Sweden—(Concluded)
Swedbank AB,
(EUR Swap Annual 5 Year + 0.820%),
1.000%, due 11/22/27[1,3]	EUR	150,000	$182,927
Total Sweden corporate bonds			360,925

Switzerland: 0.15%
Credit Suisse Group AG,
(EUR Swap Annual 1 Year + 0.750%),
1.250%, due 07/17/25[1,3]		100,000	122,459

United Kingdom: 6.37%
Anglian Water Services Financing plc,
4.500%, due 02/22/26[1]	GBP	100,000	154,581
Arqiva Financing plc,
4.882%, due 12/31/32[1]		130,000	203,435
Barclays Bank plc,
6.625%, due 03/30/22[1]	EUR	50,000	74,058
9.500%, due 08/07/21[1]	GBP	80,000	135,339
Barclays plc,
4.375%, due 09/11/24		$350,000	342,556
BAT International Finance plc,
0.875%, due 10/13/23[1]	EUR	200,000	244,219
BP Capital Markets plc,
3.497%, due 11/09/20	CAD	240,000	190,968
BUPA Finance plc,
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.600%),
6.125%, due 09/16/20[3,4]	GBP	45,000	67,878
Cadent Finance plc,
2.750%, due 09/22/46[1]		100,000	129,417
Coca-Cola European Partners plc,
1.125%, due 05/26/24[1]	EUR	140,000	174,884
Diageo Capital plc,
3.875%, due 04/29/43		$50,000	49,724
HSBC Holdings plc,
5.100%, due 04/05/21		150,000	157,845
Imperial Brands Finance plc,
2.950%, due 07/21/20[2]		305,000	302,774
Lloyds Banking Group plc,
(ICE LIBOR USD 3 Month + 1.210%),
3.574%, due 11/07/28[3]		220,000	207,501
National Grid Electricity Transmission plc,
4.000%, due 06/08/27[1]	GBP	130,000	207,789
Nationwide Building Society,
(EUR Swap Annual 5 Year + 1.500%),
2.000%, due 07/25/29[1,3]	EUR	100,000	123,129
Prudential plc,
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.600%),
5.000%, due 07/20/55[1,3]	GBP	100,000	149,346

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Reckitt Benckiser Treasury Services plc,
2.375%, due 06/24/22[2]		$380,000	$364,703
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23		200,000	197,438
Santander UK Group Holdings plc,
3.571%, due 01/10/23		200,000	197,734
Santander UK plc,
4.000%, due 03/13/24		80,000	81,214
Scottish Widows Ltd.,
5.500%, due 06/16/23[1]	GBP	100,000	154,976
Sky plc,
2.500%, due 09/15/26[1]	EUR	150,000	200,108
Southern Gas Networks plc,
2.500%, due 02/03/25[1]	GBP	115,000	162,862
SSE plc,
(GBP Swap 5 Year + 2.340%),
3.875%, due 09/10/20[1,3,4]		100,000	143,965
State Grid Europe Development 2014 plc, Series A,
1.500%, due 01/26/22[1]	EUR	125,000	158,420
Tesco Property Finance 4 plc,
5.801%, due 10/13/40[1]	GBP	137,284	225,021
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		50,000	90,073
Vodafone Group plc,
4.375%, due 02/19/43		$25,000	23,623
Wales & West Utilities Finance plc,
(ICE LIBOR GBP 3 Month + 9.400%),
6.750%, due 12/17/36[3]	GBP	50,000	72,519
Western Power Distribution West Midlands plc,
5.750%, due 04/16/32[1]		100,000	184,016
WPP Finance 2010,
3.750%, due 09/19/24		$50,000	49,170
Total United Kingdom corporate bonds			5,221,285

United States: 19.66%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		130,000	161,317
ABB Finance USA, Inc.,
2.875%, due 05/08/22		70,000	69,229
Abbott Laboratories,
3.750%, due 11/30/26		70,000	69,580
4.900%, due 11/30/46		100,000	109,454
AbbVie, Inc.,
1.375%, due 05/17/24	EUR	100,000	124,535
2.900%, due 11/06/22		$50,000	48,825
4.400%, due 11/06/42		60,000	59,102
Aetna, Inc.,
3.500%, due 11/15/24		75,000	73,681

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Albemarle Corp.,
5.450%, due 12/01/44	$70,000	$76,341
Alphabet, Inc.,
1.998%, due 08/15/26	180,000	163,453
Altria Group, Inc.,
4.250%, due 08/09/42	170,000	166,563
Amazon.com, Inc.,
2.800%, due 08/22/24[2]	200,000	193,330
American Express Co.,
3.400%, due 02/27/23	115,000	114,741
Amgen, Inc.,
4.400%, due 05/01/45	40,000	39,874
Andeavor Logistics LP,
3.500%, due 12/01/22	30,000	29,472
4.250%, due 12/01/27	30,000	29,226
Anheuser-Busch InBev Worldwide, Inc.,
3.750%, due 01/15/22	100,000	101,970
Apache Corp.,
4.250%, due 01/15/44	120,000	109,865
Apple, Inc.,
3.850%, due 08/04/46	140,000	136,731
AT&T, Inc.,
3.000%, due 02/15/22	120,000	118,485
3.900%, due 08/14/27	60,000	60,373
4.750%, due 05/15/46	150,000	145,441
5.000%, due 03/01/21	100,000	105,000
5.550%, due 08/15/41	110,000	118,189
Baltimore Gas & Electric Co.,
3.500%, due 08/15/46	60,000	55,204
Bank of America Corp.,
3.875%, due 08/01/25	500,000	503,530
BAT Capital Corp.,
3.557%, due 08/15/27[2]	50,000	47,817
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18	60,000	59,923
Berkshire Hathaway, Inc.,
3.125%, due 03/15/26	50,000	48,704
Broadcom Corp.,
3.625%, due 01/15/24	160,000	157,334
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23	80,000	79,214
5.400%, due 06/01/41	60,000	71,132
Campbell Soup Co.,
3.300%, due 03/15/21	50,000	50,288
Capital One Financial Corp.,
2.500%, due 05/12/20	40,000	39,370
3.200%, due 02/05/25	140,000	134,205
Celgene Corp.,
3.875%, due 08/15/25	100,000	99,016
CF Industries, Inc.,
5.150%, due 03/15/34	60,000	57,150
Charter Communications Operating LLC,
4.464%, due 07/23/22	80,000	81,750
5.375%, due 05/01/47	40,000	38,628
Chevron Phillips Chemical Co. LLC,
3.300%, due 05/01/23[2]	155,000	155,542

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Citigroup, Inc.,
3.875%, due 10/25/23		$350,000	$353,646
4.600%, due 03/09/26		40,000	41,006
Coca-Cola Co. (The),
1.875%, due 09/22/26	EUR	105,000	138,623
Comcast Corp.,
4.750%, due 03/01/44		$20,000	21,050
Consumers Energy Co.,
3.250%, due 08/15/46		30,000	26,796
CVS Health Corp.,
3.350%, due 03/09/21		55,000	55,290
4.300%, due 03/25/28		90,000	90,555
5.050%, due 03/25/48		50,000	52,483
5.125%, due 07/20/45		100,000	106,609
Dell International LLC,
3.480%, due 06/01/19[2]		90,000	90,401
8.350%, due 07/15/46[2]		165,000	209,291
Discovery Communications LLC,
3.950%, due 03/20/28		20,000	19,184
Dominion Energy, Inc., Series D,
2.850%, due 08/15/26		40,000	37,045
DTE Energy Co.,
6.375%, due 04/15/33		80,000	99,222
Duke Energy Carolinas LLC,
4.000%, due 09/30/42		80,000	80,423
Eaton Corp.,
4.150%, due 11/02/42		60,000	59,370
Eli Lilly & Co.,
2.350%, due 05/15/22		50,000	48,821
3.100%, due 05/15/27		45,000	43,876
Enable Midstream Partners LP,
3.900%, due 05/15/24		60,000	58,511
Energy Transfer Partners LP,
6.050%, due 06/01/41		110,000	111,423
EnLink Midstream Partners LP,
4.400%, due 04/01/24		80,000	79,850
Enterprise Products Operating LLC,
4.850%, due 03/15/44		60,000	62,736
ERAC USA Finance LLC,
5.625%, due 03/15/42[2]		40,000	45,373
ERP Operating LP, REIT
3.375%, due 06/01/25		70,000	69,077
Exelon Corp.,
3.400%, due 04/15/26		55,000	53,077
Exxon Mobil Corp.,
3.567%, due 03/06/45		30,000	28,764
4.114%, due 03/01/46		40,000	42,155
FedEx Corp.,
4.550%, due 04/01/46		20,000	20,139
Fifth Third Bancorp,
2.600%, due 06/15/22		70,000	67,852
Five Corners Funding Trust,
4.419%, due 11/15/23[2]		100,000	104,407
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		100,000	96,750
3.875%, due 03/15/23		100,000	96,640

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
General Electric Co.,
2.125%, due 05/17/37	EUR	100,000	$114,910
4.125%, due 10/09/42		$30,000	27,764
4.375%, due 09/16/20		40,000	41,017
6.750%, due 03/15/32		50,000	62,075
General Motors Financial Co., Inc.,
3.200%, due 07/06/21		80,000	79,292
Georgia Power Co.,
5.400%, due 06/01/40		50,000	59,224
Gilead Sciences, Inc.,
2.050%, due 04/01/19		40,000	39,776
4.750%, due 03/01/46		30,000	32,266
4.800%, due 04/01/44		55,000	59,274
Glencore Funding LLC,
2.500%, due 01/15/19[2]		9,000	8,963
4.125%, due 05/30/23[2]		70,000	70,456
Goldman Sachs Group, Inc. (The),
2.000%, due 07/27/23[1]	EUR	300,000	387,203
5.150%, due 05/22/45		$60,000	64,623
Hartford Financial Services Group, Inc. (The),
4.300%, due 04/15/43		60,000	59,675
4.400%, due 03/15/48		90,000	91,675
HCP, Inc., REIT
3.875%, due 08/15/24		70,000	69,370
Home Depot, Inc. (The),
4.875%, due 02/15/44		50,000	57,152
Honeywell International, Inc.,
1.800%, due 10/30/19		60,000	59,206
Illinois Tool Works, Inc.,
2.650%, due 11/15/26		100,000	93,638
Jabil, Inc.,
3.950%, due 01/12/28		60,000	58,097
JPMorgan Chase & Co.,
3.200%, due 01/25/23		600,000	594,116
3.625%, due 12/01/27		120,000	114,909
Juniper Networks, Inc.,
4.500%, due 03/15/24		70,000	71,590
Kinder Morgan Energy Partners LP,
5.000%, due 03/01/43		130,000	125,537
Kinder Morgan, Inc.,
3.150%, due 01/15/23		140,000	136,272
5.625%, due 11/15/23[2]		30,000	32,105
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[2]		50,000	52,123
5.000%, due 06/04/42		80,000	80,162
Kroger Co. (The),
3.700%, due 08/01/27		100,000	96,553
3.875%, due 10/15/46		20,000	17,175
4.650%, due 01/15/48		30,000	29,141
Liberty Mutual Group, Inc.,
2.750%, due 05/04/26[1]	EUR	140,000	184,652
4.250%, due 06/15/23[2]		$100,000	102,025
Lincoln National Corp.,
3.800%, due 03/01/28		110,000	108,955
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		70,000	71,047
Marathon Oil Corp.,
3.850%, due 06/01/25		70,000	69,129

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Medtronic, Inc.,
3.150%, due 03/15/22		$70,000	$70,096
4.625%, due 03/15/45		30,000	32,801
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	125,000	163,788
3.700%, due 02/10/45		$20,000	19,476
Metropolitan Life Global Funding I,
1.250%, due 09/17/21[1]	EUR	100,000	126,890
Microsoft Corp.,
2.400%, due 08/08/26		$50,000	46,527
3.500%, due 11/15/42		60,000	57,575
3.700%, due 08/08/46		90,000	88,629
Molson Coors Brewing Co.,
3.000%, due 07/15/26		40,000	36,951
Monongahela Power Co.,
5.400%, due 12/15/43[2]		40,000	48,544
Morgan Stanley,
2.500%, due 04/21/21		330,000	323,286
2.625%, due 03/09/27	GBP	195,000	270,546
4.350%, due 09/08/26		$70,000	70,456
6.375%, due 07/24/42		50,000	64,594
Mosaic Co. (The),
3.250%, due 11/15/22		60,000	58,725
4.050%, due 11/15/27		30,000	29,239
MPLX LP,
5.200%, due 03/01/47		60,000	62,595
NBCUniversal Media LLC,
4.375%, due 04/01/21		200,000	207,751
Noble Energy, Inc.,
5.625%, due 05/01/21		70,000	71,309
Oncor Electric Delivery Co. LLC,
7.250%, due 01/15/33		150,000	206,975
ONEOK, Inc.,
7.500%, due 09/01/23		80,000	93,202
Oracle Corp.,
2.400%, due 09/15/23		130,000	124,469
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		130,000	154,769
PacifiCorp,
6.000%, due 01/15/39		90,000	116,201
Philip Morris International, Inc.,
4.250%, due 11/10/44		50,000	50,052
Phillips 66,
4.650%, due 11/15/34		50,000	52,406
Phillips 66 Partners LP,
4.680%, due 02/15/45		45,000	43,818
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		90,000	94,652
Procter & Gamble Co. (The),
2.450%, due 11/03/26		60,000	55,770
QUALCOMM, Inc.,
1.850%, due 05/20/19		130,000	129,094
3.250%, due 05/20/27		90,000	85,498
4.300%, due 05/20/47		40,000	38,688
Reynolds American, Inc.,
4.450%, due 06/12/25		70,000	71,970
5.700%, due 08/15/35		45,000	51,135
Roche Holdings, Inc.,
2.625%, due 05/15/26[1]		200,000	189,299

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Concluded)
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[2]		$100,000	$99,737
Sempra Energy,
6.000%, due 10/15/39		70,000	85,530
Southern Co. (The),
3.250%, due 07/01/26		80,000	75,971
4.400%, due 07/01/46		30,000	29,975
Southwestern Electric Power Co.,
6.200%, due 03/15/40		115,000	145,901
SunTrust Banks, Inc.,
2.700%, due 01/27/22		150,000	146,657
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[2]		50,000	51,033
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[2]		40,000	44,011
Thermo Fisher Scientific, Inc.,
2.875%, due 07/24/37	EUR	100,000	124,610
Time Warner Cable LLC,
4.500%, due 09/15/42		$60,000	51,886
5.000%, due 02/01/20		150,000	154,045
Union Pacific Corp.,
4.050%, due 11/15/45		50,000	50,363
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		130,000	129,406
Valero Energy Corp.,
4.900%, due 03/15/45		80,000	84,538
Verizon Communications, Inc.,
2.875%, due 01/15/38	EUR	110,000	135,077
2.946%, due 03/15/22		$200,000	196,582
3.376%, due 02/15/25		87,000	85,468
5.250%, due 03/16/37		30,000	32,299
5.500%, due 03/16/47		150,000	165,941
Virginia Electric & Power Co., Series C,
4.000%, due 11/15/46		60,000	59,194
VMware, Inc.,
3.900%, due 08/21/27		80,000	75,680
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		70,000	68,908
Walt Disney Co. (The),
1.850%, due 07/30/26		30,000	26,705
Wells Fargo & Co.,
2.100%, due 07/26/21		100,000	96,552
2.625%, due 07/22/22		110,000	106,377
3.069%, due 01/24/23		130,000	127,795
Williams Partners LP,
4.300%, due 03/04/24		80,000	81,062
4.900%, due 01/15/45		40,000	39,377
Xcel Energy, Inc.,
4.800%, due 09/15/41		100,000	110,050
Total United States corporate bonds			16,123,682

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
Virgin Islands, British: 0.24%
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]	$200,000	$194,338
Total corporate bonds (cost $36,041,587)		36,611,895

Asset-backed securities: 0.14%
United States: 0.14%
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22	66,404	66,637
United Airlines Pass-Through Trust,
Series 2016-1, Class B,
3.650%, due 01/07/26	50,000	48,979
Total asset-backed securities (cost $116,072)		115,616

Collateralized debt obligations: 0.00%[5]
Cayman Islands: 0.00%[5]
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[2,6,7] (cost $8,095,011)	8,000,000	0

Collateralized mortgage obligations: 0.01%
United States: 0.01%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.741%, due 04/25/35[8] (cost $22,326)	181,868	4,479
Total bonds (cost $44,274,996)		36,731,990

	Shares
Exchange traded funds: 4.71%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF (cost $3,314,567)	62,000	3,865,080

Short-term investments: 40.87%
Investment companies: 2.64%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,160,822)	2,160,822	2,160,822

	Face amount
U.S. treasury obligations: 38.23%
U.S. Treasury Bills
1.187%, due 04/26/18[9]	$14,500,000	14,484,452
1.851%, due 09/06/18[9]	17,000,000	16,862,641
Total U.S. treasury obligations (cost $31,351,072)		31,347,093
Total short-term investments (cost $33,511,894)		33,507,915
Total investments: 90.38% (cost $81,101,457)		74,104,985
Cash and other assets, less liabilities: 9.62%		7,889,169
Net assets: 100.00%		$81,994,154

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	BRL	1,610,000	USD	489,079	04/20/18	$2,090
BB	CLP	2,061,100,000	USD	3,409,990	04/20/18	(3,303)
BB	USD	2,452,203	MYR	9,594,000	04/20/18	26,622
CSI	TWD	14,400,000	USD	496,466	04/20/18	2,008
GSI	USD	4,756,575	INR	309,810,000	04/20/18	(16,665)
JPMCB	AUD	745,000	USD	573,470	04/20/18	1,276
JPMCB	CAD	3,090,000	USD	2,365,137	04/20/18	(34,075)
JPMCB	CHF	4,805,000	USD	5,061,001	04/20/18	27,927
JPMCB	HKD	4,095,000	USD	522,663	04/20/18	558
JPMCB	NZD	5,755,000	USD	4,150,408	04/20/18	(8,625)
JPMCB	SEK	7,620,000	USD	933,107	04/20/18	19,403
JPMCB	SGD	3,370,000	USD	2,560,296	04/20/18	(10,969)
JPMCB	USD	469,003	EUR	380,000	04/20/18	(870)
JPMCB	USD	6,225,048	JPY	658,900,000	04/20/18	(26,044)
JPMCB	USD	3,189,289	MXN	60,090,000	04/20/18	107,428
JPMCB	USD	4,349,515	NOK	33,520,000	04/20/18	(71,134)
MSC	CNY	30,130,000	USD	4,761,378	04/20/18	(24,563)
MSC	EUR	13,030,000	USD	16,076,986	04/20/18	24,941
MSC	GBP	6,020,000	USD	8,459,644	04/20/18	7,534
MSC	KRW	7,115,000,000	USD	6,694,265	04/20/18	15,095
Net unrealized appreciation on forward foreign currency contracts						$38,634

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 5 Year Note, 23 contracts (USD)	June 2018	$2,626,346	$2,632,601	$6,255
U.S. Treasury futures sell contracts:
U.S. Treasury 10 Year Note, 13 contracts (USD)	June 2018	(1,558,104)	(1,574,828)	(16,724)
U.S. Treasury Ultra Bond, 19 contracts (USD)	June 2018	(2,936,543)	(3,048,906)	(112,363)
Index futures buy contracts:
CAC 40 10 Euro Index, 17 contracts (EUR)	April 2018	1,102,369	1,078,200	(24,169)
DAX Index, 7 contracts (EUR)	June 2018	2,681,997	2,609,676	(72,321)
EURO STOXX 50 Index, 131 contracts (EUR)	June 2018	5,398,033	5,288,610	(109,423)
FTSE 100 Index, 30 contracts (GBP)	June 2018	3,005,454	2,943,564	(61,890)
HSCEI, 32 contracts (HKD)	April 2018	2,470,153	2,455,815	(14,338)
MSCI Emerging Markets E-Mini Index, 84 contracts (USD)	June 2018	5,110,812	4,988,760	(122,052)
Russell 1000 E-Mini Index, 70 contracts (USD)	June 2018	4,255,293	4,128,600	(126,693)
SPI 200 Index, 9 contracts (AUD)	June 2018	1,026,938	991,245	(35,693)
TOPIX Index, 36 contracts (JPY)	June 2018	5,704,546	5,807,434	102,888
Index futures sell contracts:
FTSE/MIB Index, 31 contracts (EUR)	June 2018	(4,259,741)	(4,186,870)	72,871
MSCI Taiwan Index, 97 contracts (USD)	April 2018	(3,876,625)	(3,919,771)	(43,146)
OMXS30 Index, 444 contracts (SEK)	April 2018	(8,263,363)	(8,103,859)	159,504
S&P 500 E-Mini Index, 75 contracts (USD)	June 2018	(10,290,581)	(9,911,250)	379,331
Interest rate futures buy contracts:
Canada 10 Year Bond, 5 contracts (CAD)	June 2018	507,107	517,212	10,105
Interest rate futures sell contracts:
Euro-Bobl, 1 contracts (EUR)	June 2018	(160,137)	(161,496)	(1,359)
Euro-Bund, 66 contracts (EUR)	June 2018	(12,741,501)	(12,947,263)	(205,762)
Long Gilt, 25 contracts (GBP)	June 2018	(4,232,058)	(4,307,911)	(75,853)
Net unrealized depreciation on futures contracts				$(290,832)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

Credit default swap agreements on corporate issues-sell protection10

Counterparty	Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments received by the Fund[11]	Upfront payments received	Value	Unrealized appreciation	Credit spread[12]
JPMCB	Teck Resources Ltd. bond, 3.150%, due 03/20/20	USD	90,000	03/20/20	Quarterly	1.000%	$2,855	$1,266	$4,121	0.291%

Centrally cleared credit default swap agreements on credit indices-buy protection13

Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized appreciation (depreciation)
iTraxx Europe Series 29 Index	EUR	9,500,000	06/20/23	Quarterly	1.000%	$250,679	$(245,653)	$5,026
CDX.NA.HY. Series 30 Index	USD	11,900,000	06/20/23	Quarterly	5.000	701,591	(736,485)	(34,894)
CDX.NA.IG. Series 30 Index	USD	22,600,000	06/20/23	Quarterly	1.000	413,418	(381,044)	32,374
						$1,365,688	$(1,363,182)	$2,506

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$36,611,895	$—	$36,611,895
Asset-backed securities	—	115,616	—	115,616
Collateralized debt obligations	—	—	0	0
Collateralized mortgage obligations	—	4,479	—	4,479
Exchange traded funds	3,865,080	—	—	3,865,080
Short-term investments	2,160,822	31,347,093	—	33,507,915
Forward foreign currency contracts	—	234,882	—	234,882
Futures contracts	730,954	—	—	730,954
Swap agreements, at value	—	1,266	—	1,266
Total	$6,756,856	$68,315,231	$0	$75,072,087

Liabilities
Forward foreign currency contracts	$—	$(196,248)	$—	$(196,248)
Futures contracts	(1,021,786)	—	—	(1,021,786)
Swap agreements, at value	—	(1,363,182)	—	(1,363,182)
Total	$(1,021,786)	$(1,559,430)	$—	$(2,581,216)

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period ended March 31, 2018:

Assets	Collateralized debt obligation
Beginning balance	$0
Purchases	—
Issuances	—
Sales	—
Accrued discounts (premiums)	(2,833)
Total realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	2,833
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$0

The change in net unrealized appreciation (depreciation) relating to the Level 3 investments held at March 31, 2018 was $2,833.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2018 (unaudited)

Portfolio footnotes

1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate at the period end and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	Amount represents less than 0.005%.
6	Illiquid investment at the period end.
7	Value determined using significant unobservable inputs.
8

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

9	Rate shown is the discount rate at the date of purchase unless otherwise noted.
10

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11	Payments made or received are based on the notional amount.
12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

13

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification—March 31, 2018 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	0.72%
Airlines	0.52
Auto components	0.78
Automobiles	0.37
Banks	4.18
Beverages	0.27
Biotechnology	1.03
Building products	0.29
Capital markets	0.11
Chemicals	1.45
Commercial services & supplies	0.34
Communications equipment	0.13
Construction & engineering	0.16
Consumer finance	0.88
Distributors	0.22
Diversified financial services	1.10
Diversified telecommunication services	0.87
Electric utilities	0.18
Electrical equipment	0.30
Electronic equipment, instruments & components	0.44
Energy equipment & services	0.09
Equity real estate investment trusts (REITs)	0.36
Food & staples retailing	1.02
Food products	0.30
Health care equipment & supplies	0.67
Health care providers & services	0.62
Hotels, restaurants & leisure	0.33
Household durables	0.86
Industrial conglomerates	0.16
Insurance	2.08
Internet & direct marketing retail	1.76
Internet software & services	1.21
IT services	1.17
Life sciences tools & services	0.18
Machinery	1.87
Marine	0.13
Media	0.30
Metals & mining	1.16
Multiline retail	0.19
Multi-utilities	0.27
Oil, gas & consumable fuels	2.74
Personal products	0.64
Pharmaceuticals	2.38
Professional services	0.21
Real estate management & development	0.23
Road & rail	0.23
Semiconductors & semiconductor equipment	2.20
Software	3.05
Specialty retail	0.79
Technology hardware, storage & peripherals	0.63
Textiles, apparel & luxury goods	0.13
Tobacco	1.02
Trading companies & distributors	0.73
Transportation infrastructure	0.04
Wireless telecommunication services	0.14
Total common stocks	44.23%
Bonds
Non-U.S. government obligations	5.38%
U.S. treasury obligations	6.63
Total bonds	12.01%

Investment companies
UBS-HALO Emerging Markets Equity Relationship Fund	7.33

Exchange traded funds	9.36
Short-term investments	22.60
Total investments	95.53%
Cash and other assets, less liabilities	4.47
Net assets	100.00%

1   Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2   The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 44.23%
Australia: 0.58%
Insurance Australia Group Ltd.	100,568	$577,765
Rio Tinto Ltd.	10,491	585,788
Wesfarmers Ltd.	21,531	687,273
Total Australia common stocks		1,850,826

Austria: 0.50%
Erste Group Bank AG*	32,017	1,607,329

Bermuda: 0.58%
Jardine Matheson Holdings Ltd.	8,200	505,284
Marvell Technology Group Ltd.	39,300	825,300
Norwegian Cruise Line Holdings Ltd.*	10,047	532,190
Total Bermuda common stocks		1,862,774

Canada: 1.24%
Enerplus Corp.	38,847	436,910
Husky Energy, Inc.	68,428	979,402
Paramount Resources Ltd., Class A*	23,493	270,424
Suncor Energy, Inc.	32,568	1,124,656
Toronto-Dominion Bank (The)	20,640	1,171,258
Total Canada common stocks		3,982,650

Cayman Islands: 0.24%
Alibaba Group Holding Ltd. ADR*	2,901	532,450
Ctrip.com International Ltd. ADR*	4,900	228,438
Total Cayman Islands common stocks		760,888

Denmark: 0.13%
AP Moller - Maersk A/S, Class B*	274	422,582

Finland: 0.22%
Sampo OYJ, Class A	12,440	692,786

France: 1.19%
Publicis Groupe SA	7,238	503,901
Sanofi	23,956	1,925,710
Thales SA	7,613	926,812
Valeo SA	7,298	481,678
Total France common stocks		3,838,101

Germany: 1.87%
Deutsche Telekom AG (Registered)	100,755	1,642,655
Infineon Technologies AG	31,910	853,592
KION Group AG	9,323	868,850
LANXESS AG	10,131	775,366
SAP SE	10,270	1,073,742
thyssenkrupp AG	30,500	795,234
Total Germany common stocks		6,009,439

Hong Kong: 0.68%
AIA Group Ltd.	190,917	1,615,271
Power Assets Holdings Ltd.	64,000	570,427
Total Hong Kong common stocks		2,185,698

Ireland: 1.03%
Allegion plc	10,953	934,181

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Continued)
Ireland—(Concluded)
Allergan plc	8,278	$1,393,105
Ryanair Holdings plc ADR*	8,092	994,102
Total Ireland common stocks		3,321,388

Italy: 1.00%
Atlantia SpA	3,737	115,645
Autogrill SpA	41,874	538,424
Banca Mediolanum SpA	147,065	1,281,170
Mediobanca Banca di Credito Finanziario SpA	108,350	1,272,932
Total Italy common stocks		3,208,171

Japan: 5.25%
Chiyoda Corp.	55,500	523,678
Inpex Corp.	67,400	833,592
ITOCHU Corp.	56,300	1,093,407
MINEBEA MITSUMI, Inc.	49,700	1,061,213
Mitsui Fudosan Co. Ltd.	30,200	732,685
Nabtesco Corp.	15,500	597,975
Nintendo Co. Ltd.	1,800	792,707
ORIX Corp.	77,700	1,370,274
Otsuka Holdings Co. Ltd.	27,500	1,377,261
Shin-Etsu Chemical Co. Ltd.	12,200	1,261,792
Sony Corp.	40,400	1,953,841
Sumitomo Electric Industries Ltd.	46,300	706,434
Sumitomo Mitsui Financial Group, Inc.	26,800	1,122,827
Takeda Pharmaceutical Co. Ltd.	16,300	793,975
Tokyo Electron Ltd.	2,600	489,065
Toyota Industries Corp.	16,100	974,428
Toyota Motor Corp.	18,600	1,193,036
Total Japan common stocks		16,878,190

Jersey: 0.76%
Aptiv plc	3,988	338,860
Glencore plc*	137,235	681,209
Shire plc	28,396	1,422,473
Total Jersey common stocks		2,442,542

Netherlands: 1.58%
ABN AMRO Group NV CVA[1,2]	49,326	1,485,162
ASR Nederland NV	27,934	1,193,375
Koninklijke Ahold Delhaize NV	33,576	794,956
Unilever NV CVA	28,408	1,603,368
Total Netherlands common stocks		5,076,861

Norway: 0.87%
Statoil ASA	41,190	970,268
Telenor ASA	50,452	1,139,205
Yara International ASA	16,041	677,550
Total Norway common stocks		2,787,023

Singapore: 0.15%
Broadcom Ltd.	2,098	494,394

Spain: 0.29%
Banco Santander SA	141,077	919,149

United Kingdom: 4.32%
Anglo American plc	45,923	1,070,182
Ashtead Group plc	46,111	1,255,058
Babcock International Group plc	76,136	714,404
Barclays plc	239,633	694,263
BP plc	237,024	1,593,720

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom—(Concluded)
British American Tobacco plc	28,287	$1,639,456
Centrica plc	438,540	874,916
GlaxoSmithKline plc	43,474	850,257
HSBC Holdings plc	147,266	1,374,811
LivaNova plc*	7,500	663,750
Sage Group plc (The)	138,267	1,239,975
Sensata Technologies Holding plc*	7,814	405,000
Spectris plc	12,463	471,062
Tesco plc	362,083	1,045,977
Total United Kingdom common stocks		13,892,831

United States: 21.75%
Abbott Laboratories	6,367	381,511
Activision Blizzard, Inc.	5,002	337,435
Adobe Systems, Inc.*	2,158	466,301
AGCO Corp.	11,965	775,930
Alexion Pharmaceuticals, Inc.*	4,975	554,514
Alnylam Pharmaceuticals, Inc.*	4,274	509,033
Alphabet, Inc., Class A*	1,309	1,357,616
Amazon.com, Inc.*	2,565	3,712,427
American Express Co.	14,307	1,334,557
Anthem, Inc.	1,324	290,883
Apple, Inc.	6,898	1,157,346
Arista Networks, Inc.*	1,642	419,203
Ashland Global Holdings, Inc.	8,458	590,284
Autodesk, Inc.*	5,291	664,444
Bank of America Corp.	13,158	394,608
Bio-Rad Laboratories, Inc., Class A*	2,361	590,439
Booking Holdings, Inc.*	298	619,956
Cboe Global Markets, Inc.	3,040	346,864
Cirrus Logic, Inc.*	9,900	402,237
Clovis Oncology, Inc.*	1,986	104,861
Coherus Biosciences, Inc.*	12,738	140,755
Comerica, Inc.	2,848	273,209
Cooper Cos., Inc. (The)	2,240	512,534
Diamondback Energy, Inc.*	1,317	166,627
Dollar General Corp.	6,381	596,943
Eastman Chemical Co.	8,342	880,748
Electronic Arts, Inc.*	4,033	488,961
Estee Lauder Cos., Inc. (The), Class A	3,038	454,849
Expedia Group, Inc.	4,093	451,908
Facebook, Inc., Class A*	12,534	2,002,808
Gardner Denver Holdings, Inc.*	35,500	1,089,140
Halliburton Co.	6,248	293,281
Hess Corp.	16,136	816,804
Home Depot, Inc. (The)	5,114	911,519
Illinois Tool Works, Inc.	3,786	593,115
Ironwood Pharmaceuticals, Inc.*	24,350	375,721
Jabil, Inc.	14,784	424,744
Johnson & Johnson	10,095	1,293,674
JPMorgan Chase & Co.	15,924	1,751,162
KLA-Tencor Corp.	3,835	418,053
Laboratory Corp. of America Holdings*	3,641	588,932
Lam Research Corp.	2,263	459,751

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United States—(Concluded)
Lexicon Pharmaceuticals, Inc.*	23,705	$203,152
LKQ Corp.*	18,313	694,978
Marsh & McLennan Cos., Inc.	18,925	1,563,016
Mastercard, Inc., Class A	3,400	595,544
MetLife, Inc.	22,454	1,030,414
Microchip Technology, Inc.	4,699	429,301
Micron Technology, Inc.*	17,029	887,892
Microsoft Corp.	21,053	1,921,507
Mondelez International, Inc., Class A	23,076	962,962
Netflix, Inc.*	2,148	634,412
Newell Brands, Inc.	31,427	800,760
NIKE, Inc., Class B	6,512	432,657
Noble Energy, Inc.	24,825	752,198
NVIDIA Corp.	2,406	557,206
ON Semiconductor Corp.*	16,639	406,990
Parker-Hannifin Corp.	2,890	494,277
Parsley Energy, Inc., Class A*	6,666	193,247
PepsiCo, Inc.	7,948	867,524
Philip Morris International, Inc.	16,528	1,642,883
Qorvo, Inc.*	5,926	417,487
Rockwell Automation, Inc.	3,291	573,292
salesforce.com, Inc.*	11,559	1,344,312
ServiceNow, Inc.*	3,923	649,060
Sherwin-Williams Co. (The)	1,209	474,073
Simon Property Group, Inc., REIT	7,578	1,169,664
Skyworks Solutions, Inc.	4,321	433,223
Spirit AeroSystems Holdings, Inc., Class A	9,649	807,621
Spirit Airlines, Inc.*	17,711	669,122
Square, Inc., Class A*	7,531	370,525
Steel Dynamics, Inc.	13,750	608,025
Stericycle, Inc.*	6,416	375,529
Synchrony Financial	44,466	1,490,945
Take-Two Interactive Software, Inc.*	4,068	397,769
TJX Cos., Inc. (The)	20,054	1,635,604
T-Mobile US, Inc.*	7,276	444,127
Ultimate Software Group, Inc. (The)*	1,811	441,341
Union Pacific Corp.	5,439	731,165
United Technologies Corp.	4,724	594,374
UnitedHealth Group, Inc.	5,169	1,106,166
Universal Display Corp.	5,055	510,555
Verisk Analytics, Inc.*	6,519	677,976
Visa, Inc., Class A	17,126	2,048,612
Voya Financial, Inc.	17,436	880,518
Wabtec Corp.	6,518	530,565
Walgreens Boots Alliance, Inc.	11,318	740,989
Walt Disney Co. (The)	4,527	454,692
Wells Fargo & Co.	25,875	1,356,109
Western Digital Corp.	9,440	871,029
Worldpay, Inc.*	9,211	742,687
WPX Energy, Inc.*	44,744	661,316
Zimmer Biomet Holdings, Inc.	5,407	589,579
Total United States common stocks		69,864,658
Total common stocks (cost $125,113,891)		142,098,280

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds: 12.01%
Non-U.S. government obligations: 5.38%
Australia: 0.26%
Commonwealth of Australia,
4.500%, due 04/15/20[2]	AUD	625,000	$503,526
4.500%, due 04/21/33[2]	122,000		113,034
5.500%, due 04/21/23[2]	230,000		203,099
			819,659
Austria: 0.07%
Republic of Austria,
1.200%, due 10/20/25[1,2]	EUR	47,000	61,352
3.150%, due 06/20/44[1,2]	86,000		149,744
			211,096
Belgium: 0.09%
Kingdom of Belgium,
3.750%, due 06/22/45[2]	161,000		299,378

Canada: 0.07%
Government of Canada,
2.250%, due 06/01/25	CAD	206,000	161,877
2.750%, due 12/01/64	82,000		73,864
			235,741
Finland: 0.03%
Republic of Finland,
0.500%, due 04/15/26[1,2]	EUR	85,000	105,245

France: 0.60%
France Government Bond OAT,
0.500%, due 05/25/26[2]	862,000		1,065,238
2.500%, due 05/25/30[2]	336,000		491,272
3.250%, due 05/25/45[2]	216,000		371,168
			1,927,678
Germany: 0.42%
Bundesrepublik Deutschland,
1.500%, due 05/15/23[2]	900,000		1,199,217
Federal Republic of Germany,
2.500%, due 08/15/46[2]	100,000		164,475
			1,363,692
Ireland: 0.02%
Republic of Ireland,
2.000%, due 02/18/45[2]	48,000		63,567

Italy: 0.57%
Italy Buoni Poliennali Del Tesoro,
1.650%, due 03/01/32[1,2]	60,000		69,529
2.550%, due 09/15/41[2,3]	165,360		260,736
3.250%, due 09/01/46[1,2]	215,000		290,336
4.000%, due 02/01/37[2]	309,000		468,897
4.250%, due 02/01/19[2]	560,000		715,687
4.750%, due 09/01/44[1,2]	25,000		42,007
			1,847,192
Japan: 1.08%
Japan Government Five Year Bond,
0.100%, due 12/20/19	JPY	155,000,000	1,462,350

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Concluded)
Non-U.S. government obligations—(Concluded)
Japan—(Concluded)
Japan Government Thirty Year Bond,
0.300%, due 06/20/46	JPY	41,000,000	$344,415
Japan Government Twenty Year Bond,
0.400%, due 03/20/36	176,350,000		1,647,519
			3,454,284
Netherlands: 0.07%
Kingdom of the Netherlands,
2.750%, due 01/15/47[1,2]	EUR	139,000	237,909

New Zealand: 0.93%
New Zealand Government Bond,
2.000%, due 09/20/25[2,3]	NZD	3,955,465	2,974,490

Spain: 0.76%
Kingdom of Spain,
3.450%, due 07/30/66[1,2]	EUR	10,000	15,547
3.750%, due 10/31/18	920,000		1,159,398
4.200%, due 01/31/37[1,2]	44,000		74,914
4.800%, due 01/31/24[1,2]	640,000		988,036
5.150%, due 10/31/44[1,2]	110,000		219,177
			2,457,072
United Kingdom: 0.41%
U.K. Treasury Bonds,
0.500%, due 07/22/22[2]	GBP	780,000	1,071,648
3.500%, due 01/22/45[2]	120,000		231,902
			1,303,550
Total non-U.S. government obligations (cost $16,416,597)			17,300,553

U.S. treasury obligations: 6.63%
U.S. Treasury Bonds,
2.250%, due 08/15/46	$230,000		197,666
2.500%, due 02/15/46	590,000		535,787
2.750%, due 11/15/42	543,000		523,057
2.750%, due 08/15/47	430,000		410,066
2.875%, due 05/15/43	1,045,000		1,027,959
2.875%, due 08/15/45	50,000		48,997
3.000%, due 11/15/45	125,000		125,437
U.S. Treasury Notes,
1.000%, due 03/15/19	4,100,000		4,056,438
1.250%, due 03/31/21	637,000		615,787
1.375%, due 09/30/23	400,000		374,665
1.500%, due 08/15/20	3,000,000		2,942,025
1.500%, due 02/28/23	444,000		422,081
1.625%, due 12/31/19	770,000		761,514
1.750%, due 05/15/23	680,000		652,708
1.875%, due 07/31/22	2,300,000		2,237,649
1.875%, due 10/31/22	3,490,000		3,389,420
2.000%, due 11/30/22	1,575,000		1,536,849
2.500%, due 05/15/24	1,440,000		1,427,255
Total U.S. treasury obligations (cost $21,682,351)			21,285,360
Total bonds (cost $38,098,948)			38,585,913

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Exchange traded funds: 9.36%
iShares iBoxx $ Investment Grade Corporate Bond ETF	127,600	$14,978,964
iShares JPMorgan USD Emerging Markets Bond ETF	133,700	15,084,034
Total exchange traded funds (cost $30,860,257)		30,062,998
Investment companies: 7.33%
UBS-HALO Emerging Markets Equity Relationship Fund*,4 (cost $15,588,062)	427,264	23,557,037
Short-term investments: 22.60%
Investment companies: 13.00%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $41,759,258)	41,759,258	41,759,258

	Face amount
U.S. treasury obligations: 9.60%
U.S. Treasury Bills
1.156%, due 04/26/18[5]	$16,000,000	15,982,843
1.851%, due 09/06/18[5]	15,000,000	14,878,802
Total U.S. treasury obligations (cost $30,866,291)		30,861,645
Total short-term investments
(cost $72,625,549)		72,620,903
Total investments: 95.53%
(cost $282,286,707)		306,925,131
Cash and other assets, less liabilities: 4.47%		14,351,455
Net assets: 100.00%		$321,276,586

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	CLP	4,154,100,000	USD	6,872,756	04/20/18	$(6,658)
BB	RUB	129,375,388	USD	2,262,381	04/20/18	8,349
CITI	NZD	14,630,000	USD	10,548,586	04/20/18	(24,247)
GSI	CAD	20,005,000	USD	15,315,343	04/20/18	(217,421)
GSI	CHF	5,830,000	USD	6,136,568	04/20/18	29,842
GSI	INR	118,500,000	USD	1,819,354	04/20/18	6,374
GSI	USD	9,827,255	COP	28,141,326,837	04/20/18	242,190
GSI	USD	6,818,214	SEK	55,680,000	04/20/18	(141,702)
JPMCB	GBP	820,000	USD	1,154,080	04/20/18	2,796
JPMCB	USD	705,289	DKK	4,260,000	04/20/18	(1,302)
JPMCB	USD	1,513,743	HKD	11,860,000	04/20/18	(1,616)
JPMCB	USD	604,565	ILS	2,100,000	04/20/18	(5,242)
JPMCB	USD	4,339,112	JPY	459,200,000	04/20/18	(18,908)
JPMCB	USD	13,415,878	MXN	252,530,000	04/20/18	438,674
JPMCB	USD	4,340,432	NOK	33,450,000	04/20/18	(70,986)
JPMCB	USD	1,754,980	SGD	2,310,000	04/20/18	7,519
MSC	CNY	11,420,000	USD	1,804,678	04/20/18	(9,310)
MSC	EUR	8,810,000	USD	10,870,165	04/20/18	16,864
MSC	GBP	4,745,000	USD	6,667,942	04/20/18	5,938
Net unrealized appreciation on forward foreign currency contracts						$261,154

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 10 Year Note, 95 contracts (USD)	June 2018	$11,439,003	$11,508,359	$69,356
U.S. Treasury Ultra Bond, 77 contracts (USD)	June 2018	12,000,586	12,356,095	355,509
U.S. Treasury futures sell contracts:
U.S. Treasury 2 Year Note, 219 contracts (USD)	June 2018	(46,564,511)	(46,561,453)	3,058
Index futures buy contracts:
EURO STOXX 50 Index, 91 contracts (EUR)	June 2018	3,749,779	3,673,767	(76,012)
HSCEI, 106 contracts (HKD)	April 2018	8,147,919	8,134,885	(13,034)
MSCI Emerging Markets E-Mini Index, 140 contracts (USD)	June 2018	8,557,220	8,314,600	(242,620)
Russell 1000 E-Mini Index, 494 contracts (USD)	June 2018	30,035,151	29,136,121	(899,030)
TOPIX Index, 53 contracts (JPY)	June 2018	8,398,360	8,549,833	151,473
Index futures sell contracts:
OMXS30 Index, 526 contracts (SEK)	April 2018	(9,789,480)	(9,600,518)	188,962
S&P 500 E-Mini Index, 115 contracts (USD)	June 2018	(15,779,466)	(15,197,250)	582,216
S&P/TSX 60 Index, 24 contracts (CAD)	June 2018	(3,408,414)	(3,375,480)	32,934
SGX FTSE China A50 Index, 687 contracts (USD)	April 2018	(8,869,552)	(8,778,142)	91,410
Interest rate futures buy contracts:
Australia 10 Year Bond, 84 contracts (AUD)	June 2018	8,235,697	8,362,389	126,692
Canada 10 Year Bond, 323 contracts (CAD)	June 2018	32,759,088	33,411,891	652,803
Long Gilt, 46 contracts (GBP)	June 2018	7,784,500	7,926,557	142,057
Interest rate futures sell contracts:
Euro-Bund, 101 contracts (EUR)	June 2018	(19,533,994)	(19,813,235)	(279,241)
Japan 10 Year Bond Mini, 21 contracts (JPY)	June 2018	(2,974,361)	(2,975,979)	(1,618)
Net unrealized appreciation on futures contracts				$884,915

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

Centrally cleared credit default swap agreements on credit indices-sell protection6

Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments received by the Fund[7]	Upfront payments (made) received	Value	Unrealized appreciation (depreciation)	Credit spread[8]
CDX.NA.IG. Series 30 Index	USD	13,000,000	06/20/23	Quarterly	1.000%	$(239,389)	$219,185	$(20,204)	0.655%
CDX.EM. Series 29 Index	USD	18,000,000	06/20/23	Quarterly	1.000	336,634	(308,447)	28,187	1.370
iTraxx Europe Series 29 Index	EUR	19,000,000	06/20/23	Quarterly	1.000	(503,813)	491,306	(12,507)	0.598
						$(406,568)	$402,044	$(4,524)

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. Certain investments that are measured at fair value using the net asset value per share practical expedient (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$—	$142,098,280	$—	$—	$142,098,280
Non-U.S. government obligations	—	—	17,300,553	—	17,300,553
U.S. treasury obligations	—	—	21,285,360	—	21,285,360
Exchange traded funds	—	30,062,998	—	—	30,062,998
Investment companies	23,557,037	—	—	—	23,557,037
Short-term investments	—	41,759,258	30,861,645	—	72,620,903
Forward foreign currency contracts	—	—	758,546	—	758,546
Futures contracts	—	2,396,470	—	—	2,396,470
Swap agreements, at value	—	—	710,491	—	710,491
Total	$23,557,037	$216,317,006	$70,916,595	$—	$310,790,638

Liabilities
Forward foreign currency contracts	$—	$—	$(497,392)	$—	$(497,392)
Futures contracts	—	(1,511,555)	—	—	(1,511,555)
Swap agreements, at value	—	—	(308,447)	—	(308,447)
Total	$—	$(1,511,555)	$(805,839)	$—	$(2,317,394)

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3                 Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

4                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 06/30/17	Purchases during the nine months ended 03/31/18	Sales during the nine months ended 03/31/18	Net realized gain during the nine months ended 03/31/18	Change in net unrealized appreciation (depreciation) during the nine months ended 03/31/18	Value 03/31/18	Net income earned from affiliate for the nine months ended 03/31/18	Shares 03/31/18
UBS Global Corporate Bond Relationship Fund	$51,581,219	$—	$52,322,531	$3,816,560	$(3,075,248)	$—	$—	—
UBS-HALO Emerging Markets Equity Relationship Fund	24,479,787	—	6,500,000	2,332,843	3,244,407	23,557,037	—	427,264
	$76,061,006	$—	$58,822,531	$6,149,403	$169,159	$23,557,037	$—

5                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

UBS Global Allocation Fund
Portfolio of investments – March 31, 2018 (unaudited)

6                 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

7                 Payments made or received are based on the notional amount.

8                 Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS International Sustainable Equity Fund

Industry diversification—March 31, 2018 (unaudited)1

Common stocks	Percentage of net assets
Airlines	1.84%
Auto components	2.22
Automobiles	1.01
Banks	12.11
Biotechnology	2.04
Building products	1.22
Chemicals	8.15
Commercial services & supplies	1.79
Diversified telecommunication services	2.02
Electrical equipment	1.45
Electronic equipment, instruments & components	1.00
Energy equipment & services	1.29
Equity real estate investment trusts (REITs)	2.03
Food & staples retailing	0.78
Food products	1.07
Health care equipment & supplies	2.11
Household products	0.91
Insurance	8.33
IT services	1.25
Machinery	10.45
Marine	1.49
Oil, gas & consumable fuels	5.28
Personal products	3.76
Pharmaceuticals	5.64
Real estate management & development	1.24
Semiconductors & semiconductor equipment	4.40
Software	5.33
Trading companies & distributors	2.25
Water utilities	1.02
Wireless telecommunication services	1.59
Total common stocks	95.07%
Short-term investments	3.96
Total investments	99.03%
Cash and other assets, less liabilities	0.97
Net assets	100.00%

1                 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 95.07%
Australia: 5.90%
Brambles Ltd.	112,704	$863,892
Mirvac Group, REIT	592,758	978,826
Santos Ltd.*	258,518	1,006,672
Total Australia common stocks		2,849,390

Brazil: 1.02%
Cia de Saneamento Basico do Estado de Sao Paulo*	46,400	491,905

Canada: 0.97%
Magna International, Inc.	8,305	467,803

Cayman Islands: 1.59%
Sino Biopharmaceutical Ltd.	392,000	769,200

China: 1.78%
Ping An Insurance Group Co. of China Ltd., H Shares	84,500	859,196

Curacao: 1.29%
Schlumberger Ltd.	9,616	622,924

Denmark: 2.99%
AP Moller - Maersk A/S, Class B*	466	718,698
Novo Nordisk A/S, Class B	14,795	726,490
Total Denmark common stocks		1,445,188

France: 4.04%
Sanofi	8,046	646,780
Schneider Electric SE	7,946	697,503
Valeo SA	9,151	603,978
Total France common stocks		1,948,261

Germany: 10.54%
Bayerische Motoren Werke AG	4,480	485,920
Carl Zeiss Meditec AG	15,976	1,019,250
Deutsche Telekom AG (Registered)	25,803	420,678
Infineon Technologies AG	29,093	778,237
Jungheinrich AG (Preference)	16,387	725,075
KION Group AG	4,030	375,573
LANXESS AG	6,000	459,204
SAP SE	7,875	823,342
Total Germany common stocks		5,087,279

Hong Kong: 1.24%
Sun Hung Kai Properties Ltd.	38,000	600,396

India: 2.30%
Axis Bank Ltd. GDR[1]	12,823	509,073
ICICI Bank Ltd. ADR	67,990	601,712
Total India common stocks		1,110,785

Indonesia: 2.48%
Bank Central Asia Tbk. PT	708,300	1,198,721

Italy: 1.74%
Mediobanca Banca di Credito Finanziario SpA	71,397	838,796

Japan: 18.44%
Hino Motors Ltd.	37,500	482,473
Kao Corp.	10,200	765,060
KDDI Corp.	30,100	768,447
Kubota Corp.	44,300	775,214
Makita Corp.	10,800	527,795
Nabtesco Corp.	12,300	474,522
Nintendo Co. Ltd.	2,300	1,012,903
Otsuka Corp.	12,000	604,483
Shin-Etsu Chemical Co. Ltd.	6,600	682,609
Sumitomo Mitsui Financial Group, Inc.	25,000	1,047,413
Takeda Pharmaceutical Co. Ltd.	11,900	579,650
THK Co. Ltd.	17,900	740,191

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Japan—(Concluded)
Unicharm Corp.	15,400	$438,387
Total Japan common stocks		8,899,147

Jersey: 2.04%
Shire plc	19,632	983,448

Netherlands: 9.07%
ASML Holding NV	4,544	895,425
Koninklijke Ahold Delhaize NV	15,975	378,229
Koninklijke DSM NV	11,175	1,108,823
LyondellBasell Industries NV, Class A	8,942	944,991
Unilever NV CVA	18,599	1,049,741
Total Netherlands common stocks		4,377,209

Norway: 3.31%
Statoil ASA	44,355	1,044,822
Telenor ASA	24,468	552,487
Total Norway common stocks		1,597,309

South Korea: 0.94%
SK Hynix, Inc.	5,922	451,692

Spain: 1.61%
Banco Bilbao Vizcaya Argentaria SA	98,217	776,952

Sweden: 3.03%
Assa Abloy AB, Class B	27,352	590,785
Nordea Bank AB	81,558	870,298
Total Sweden common stocks		1,461,083

Switzerland: 2.68%
Zurich Insurance Group AG*	3,946	1,293,595

Taiwan: 1.07%
Uni-President Enterprises Corp.	219,000	514,508

United Kingdom: 15.00%
Aon plc	4,900	687,617
Ashtead Group plc	39,816	1,083,720
Croda International plc	11,515	737,985
easyJet plc	39,499	889,167
Prudential plc	47,306	1,180,396
Sage Group plc (The)	82,156	736,773
Spectris plc	12,800	483,799
Tullow Oil plc*	180,834	497,272
Weir Group plc (The)	33,645	941,483
Total United Kingdom common stocks		7,238,212
Total common stocks (cost $41,287,311)		45,882,999

Short-term investments: 3.96%
Investment companies: 3.96%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,910,942)	1,910,942	1,910,942
Total investments: 99.03% (cost $43,198,253)		47,793,941
Cash and other assets, less liabilities: 0.97%		467,738
Net assets: 100.00%		$48,261,679

UBS International Sustainable Equity Fund
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$45,882,999	$—	$—	$45,882,999
Short-term investments	1,910,942	—	—	1,910,942
Total	$47,793,941	$—	$—	$47,793,941

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS U.S. Small Cap Growth Fund

Industry diversification—March 31, 2018 (unaudited)1,2

Common stocks	Percentage of net assets
Airlines	0.84%
Auto components	0.99
Banks	6.31
Biotechnology	10.05
Building products	0.99
Chemicals	1.42
Construction & engineering	1.45
Construction materials	1.54
Diversified consumer services	3.13
Electrical equipment	2.14
Electronic equipment, instruments & components	3.33
Energy equipment & services	0.37
Equity real estate investment trusts (REITs)	0.70
Food products	1.78
Health care equipment & supplies	4.02
Health care technology	4.53
Hotels, restaurants & leisure	2.14
Household durables	1.19
Internet software & services	8.82
Life sciences tools & services	0.53
Machinery	4.19
Multiline retail	1.25
Oil, gas & consumable fuels	1.14
Paper & forest products	1.51
Pharmaceuticals	4.09
Professional services	1.54
Road & rail	2.40
Semiconductors & semiconductor equipment	4.59
Software	11.94
Specialty retail	2.58
Technology hardware, storage & peripherals	0.96
Textiles, apparel & luxury goods	1.18
Thrifts & mortgage finance	1.16
Trading companies & distributors	0.88
Total common stocks	95.68%
Exchange traded funds	1.49
Short-term investments	3.09
Total investments	100.26%
Liabilities, in excess of cash and other assets	(0.26)
Net assets	100.00%

1            Figures represent the breakdown of direct investments of UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2            The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Small Cap Growth Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 95.68%
Airlines: 0.84%
Spirit Airlines, Inc.*	24,132	$911,707

Auto components: 0.99%
Visteon Corp.*	9,738	1,073,517

Banks: 6.31%
BankUnited, Inc.	27,882	1,114,722
Columbia Banking System, Inc.	30,194	1,266,638
FB Financial Corp.*	9,874	400,786
National Bank Holdings Corp., Class A	38,743	1,288,205
South State Corp.	14,294	1,219,278
Webster Financial Corp.	27,458	1,521,173
		6,810,802
Biotechnology: 10.05%
Adamas Pharmaceuticals, Inc.*	20,974	501,279
AnaptysBio, Inc.*	7,278	757,494
Arcus Biosciences, Inc.*	4,500	69,480
ARMO BioSciences, Inc.*	14,100	527,481
Array BioPharma, Inc.*	52,792	861,565
Avexis, Inc.*	6,402	791,159
Bluebird Bio, Inc.*	2,918	498,248
Blueprint Medicines Corp.*	9,064	831,169
Clovis Oncology, Inc.*	7,937	419,074
Editas Medicine, Inc.*	16,929	561,196
Exact Sciences Corp.*	30,112	1,214,417
Five Prime Therapeutics, Inc.*	11,105	190,784
Ligand Pharmaceuticals, Inc.*	10,086	1,665,804
Loxo Oncology, Inc.*	7,299	842,086
NuCana plc ADR*	30,500	577,060
Voyager Therapeutics, Inc.*	28,891	542,862
		10,851,158
Building products: 0.99%
JELD-WEN Holding, Inc.*	34,932	1,069,618

Chemicals: 1.42%
Ferro Corp.*	32,536	755,486
Ingevity Corp.*	10,625	782,956
		1,538,442
Construction & engineering: 1.45%
EMCOR Group, Inc.	20,149	1,570,212

Construction materials: 1.54%
Summit Materials, Inc., Class A*	54,899	1,662,342

Diversified consumer services: 3.13%
Chegg, Inc.*	85,668	1,769,901
Grand Canyon Education, Inc.*	15,338	1,609,263
		3,379,164
Electrical equipment: 2.14%
Generac Holdings, Inc.*	27,364	1,256,281
Regal Beloit Corp.	14,345	1,052,206
		2,308,487
Electronic equipment, instruments & components: 3.33%
Orbotech Ltd.*	27,000	1,678,860
Universal Display Corp.	18,951	1,914,051
		3,592,911
Energy equipment & services: 0.37%
Patterson-UTI Energy, Inc.	22,901	400,996

Equity real estate investment trusts (REITs): 0.70%
Education Realty Trust, Inc.	23,200	759,800

Food products: 1.78%
B&G Foods, Inc.	33,218	787,267
Blue Buffalo Pet Products, Inc.*	28,572	1,137,451
		1,924,718

UBS U.S. Small Cap Growth Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Continued)
Health care equipment & supplies: 4.02%
ABIOMED, Inc.*	7,676	$2,233,639
Insulet Corp.*	7,181	622,449
Novocure Ltd.*	29,816	649,989
Wright Medical Group NV*	41,950	832,288
		4,338,365
Health care technology: 4.53%
Evolent Health, Inc., Class A*	78,243	1,114,963
Tabula Rasa HealthCare, Inc.*	35,033	1,359,280
Teladoc, Inc.*	36,971	1,489,931
Vocera Communications, Inc.*	39,790	931,882
		4,896,056
Hotels, restaurants & leisure: 2.14%
Dave & Buster’s Entertainment, Inc.*	13,639	569,292
Del Taco Restaurants, Inc.*	68,545	710,126
Shake Shack, Inc., Class A*	24,818	1,033,173
		2,312,591
Household durables: 1.19%
Century Communities, Inc.*	42,822	1,282,519

Internet software & services: 8.82%
Alteryx, Inc., Class A*	48,459	1,654,390
LogMeIn, Inc.	11,328	1,308,951
Mimecast Ltd.*	41,800	1,480,974
MuleSoft, Inc., Class A*	59,858	2,632,555
Wix.com Ltd.*	30,782	2,448,708
		9,525,578
Life sciences tools & services: 0.53%
Charles River Laboratories International, Inc.*	5,337	569,671

Machinery: 4.19%
Kadant, Inc.	14,530	1,373,085
Kennametal, Inc.	30,045	1,206,607
REV Group, Inc.	45,298	940,386
Woodward, Inc.	14,092	1,009,833
		4,529,911
Multiline retail: 1.25%
Ollie’s Bargain Outlet Holdings, Inc.*	22,293	1,344,268

Oil, gas & consumable fuels: 1.14%
Callon Petroleum Co.*	49,462	654,877
Matador Resources Co.*	19,168	573,315
		1,228,192
Paper & forest products: 1.51%
Boise Cascade Co.	42,309	1,633,127

Pharmaceuticals: 4.09%
Aerie Pharmaceuticals, Inc.*	9,480	514,290
Amphastar Pharmaceuticals, Inc.*	35,270	661,313
Cymabay Therapeutics, Inc.*	63,264	821,799
Nektar Therapeutics*	11,723	1,245,686
Reata Pharmaceuticals, Inc., Class A*	19,181	393,402
Supernus Pharmaceuticals, Inc.*	16,968	777,135
		4,413,625
Professional services: 1.54%
On Assignment, Inc.*	10,291	842,627
WageWorks, Inc.*	18,029	814,911
		1,657,538
Road & rail: 2.40%
Saia, Inc.*	16,895	1,269,659

UBS U.S. Small Cap Growth Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Road & rail—(Concluded)
Werner Enterprises, Inc.	36,157	$1,319,731
		2,589,390
Semiconductors & semiconductor equipment: 4.59%
Cavium, Inc.*	18,861	1,497,186
MaxLinear, Inc.*	51,708	1,176,357
Monolithic Power Systems, Inc.	9,316	1,078,513
Semtech Corp.*	30,980	1,209,769
		4,961,825
Software: 11.94%
8x8, Inc.*	105,854	1,974,177
Callidus Software, Inc.*	67,098	2,412,173
ForeScout Technologies, Inc.*	22,300	723,412
Paycom Software, Inc.*	13,586	1,459,001
Proofpoint, Inc.*	15,669	1,780,782
SailPoint Technologies Holding, Inc.*	42,639	882,201
Upland Software, Inc.*	44,928	1,293,477
Varonis Systems, Inc.*	37,347	2,259,493
Zscaler, Inc.*	3,800	106,666
		12,891,382
Specialty retail: 2.58%
Children’s Place, Inc. (The)	9,072	1,226,988
Dick’s Sporting Goods, Inc.	44,517	1,560,321
		2,787,309
Technology hardware, storage & peripherals: 0.96%
USA Technologies, Inc.*	114,728	1,032,552

Textiles, apparel & luxury goods: 1.18%
Steven Madden Ltd.	29,061	1,275,778

Thrifts & mortgage finance: 1.16%
Essent Group Ltd.*	29,382	1,250,498

Trading companies & distributors: 0.88%
Beacon Roofing Supply, Inc.*	17,951	952,660

Total common stocks (cost $78,189,319)		103,326,709

Exchange traded funds: 1.49%
iShares Russell 2000 Growth ETF (cost $1,667,746)	8,441	1,608,602

Short-term investments: 3.09%
Investment companies: 3.09%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,341,375)	3,341,375	3,341,375
Total investments: 100.26% (cost $83,198,440)		108,276,686
Liabilities, in excess of cash and other assets: (0.26)%		(281,991)
Net assets: 100.00%		$107,994,695

UBS U.S. Small Cap Growth Fund
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$103,326,709	$—	$—	$103,326,709
Exchange traded funds	1,608,602	—	—	1,608,602
Short-term investments	3,341,375	—	—	3,341,375
Total	$108,276,686	$—	$—	$108,276,686

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*   Non-income producing security.

UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

Industry diversification—March 31, 2018 (unaudited)1

Common stocks	Percentage of net assets
Banks	4.30%
Chemicals	7.58
Consumer finance	3.79
Diversified financial services	4.06
Electronic equipment, instruments & components	3.61
Equity real estate investment trusts (REITs)	4.09
Food & staples retailing	4.82
Health care equipment & supplies	2.40
Health care providers & services	3.47
Household durables	2.88
Insurance	4.40
Internet & direct marketing retail	4.43
IT services	4.23
Machinery	4.54
Media	3.93
Pharmaceuticals	9.42
Semiconductors & semiconductor equipment	11.89
Software	4.41
Specialty retail	4.94
Technology hardware, storage & peripherals	4.68
Total common stocks	97.87%
Short-term investments	2.15
Total investments	100.02%
Liabilities, in excess of cash and other assets	(0.02)
Net assets	100.00%

1   The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 97.87%
Banks: 4.30%
US Bancorp	25,524	$1,288,962

Chemicals: 7.58%
Ashland Global Holdings, Inc.	14,064	981,527
Ecolab, Inc.	9,391	1,287,224
		2,268,751
Consumer finance: 3.79%
American Express Co.	12,151	1,133,445

Diversified financial services: 4.06%
Voya Financial, Inc.	24,089	1,216,495

Electronic equipment, instruments & components: 3.61%
Jabil, Inc.	37,607	1,080,449

Equity real estate investment trusts (REITs): 4.09%
Simon Property Group, Inc.	7,934	1,224,613

Food & staples retailing: 4.82%
Walgreens Boots Alliance, Inc.	22,070	1,444,923

Health care equipment & supplies: 2.40%
Zimmer Biomet Holdings, Inc.	6,599	719,555

Health care providers & services: 3.47%
UnitedHealth Group, Inc.	4,860	1,040,040

Household durables: 2.88%
Newell Brands, Inc.	33,881	863,288

Insurance: 4.40%
Marsh & McLennan Cos., Inc.	15,946	1,316,980

Internet & direct marketing retail: 4.43%
Amazon.com, Inc.*	917	1,327,211

IT services: 4.23%
Visa, Inc., Class A	10,589	1,266,656

Machinery: 4.54%
AGCO Corp.	20,985	1,360,877

Media: 3.93%
Comcast Corp., Class A	34,426	1,176,336

Pharmaceuticals: 9.42%
Allergan plc	8,386	1,411,280
Johnson & Johnson	10,998	1,409,394
		2,820,674
Semiconductors & semiconductor equipment: 11.89%
KLA-Tencor Corp.	7,052	768,739
Lam Research Corp.	4,974	1,010,518
Micron Technology, Inc.*	17,503	912,606
ON Semiconductor Corp.*	35,493	868,159
		3,560,022
Software: 4.41%
salesforce.com, Inc.*	11,366	1,321,866

Specialty retail: 4.94%
TJX Cos., Inc. (The)	18,133	1,478,927

Technology hardware, storage & peripherals: 4.68%
Western Digital Corp.	15,197	1,402,227
Total common stocks (cost $28,439,459)		29,312,297

UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Short-term investments: 2.15%
Investment companies: 2.15%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $645,229)	645,229	$645,229
Total investments: 100.02%
(cost $29,084,688)		29,957,526
Liabilities, in excess of cash and other assets: (0.02)%		(6,585)
Net assets: 100.00%		$29,950,941

UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$29,312,297	$—	$—	$29,312,297
Short-term investments	645,229	—	—	645,229
Total	$29,957,526	$—	$—	$29,957,526

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*    Non-income producing security.

UBS Municipal Bond Fund

Portfolio statistics – March 31, 2018 (unaudited)1

Summary of municipal securities by state

Percentage of net assets
Long-term municipal bonds
Alaska	0.48%
California	2.92
Colorado	1.42
Connecticut	2.93
District of Columbia	0.94
Florida	11.05
Georgia	1.34
Illinois	11.95
Kentucky	2.18
Maryland	2.03
Massachusetts	3.82
Michigan	0.92
Minnesota	0.48
Mississippi	7.88
Nebraska	1.17
Nevada	1.75
New Jersey	6.13
New York	5.98
Ohio	0.95
Pennsylvania	14.13
Rhode Island	1.28
South Carolina	1.99
Texas	14.29
Wisconsin	1.04
Total long-term municipal bonds	99.05%
Short-term investments	0.07
Total investments	99.12%
Cash and other assets, less liabilities	0.88
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds: 99.05%
Alaska: 0.48%
City of Valdez, Marine Terminal Revenue Bonds,
Series A,
1.700%, due 12/01/33[1]	$600,000	$600,000

California: 2.92%
California State Public Works Board Revenue Bonds,
Series F,
5.000%, due 05/01/26	1,500,000	1,749,255
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,142,520
5.000%, due 06/01/33	650,000	740,376
		3,632,151
Colorado: 1.42%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,545,000	1,770,601

Connecticut: 2.93%
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,400,712
Series B,
5.000%, due 04/15/25	2,000,000	2,241,140
		3,641,852
District of Columbia: 0.94%
District of Columbia, GO Bonds,
Series E,
5.000%, due 06/01/25	1,000,000	1,174,410

Florida: 11.05%
Central Florida Expressway Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,152,180
City of Gainesville, Florida Utilities System Revenue Bonds,
Series A,
5.000%, due 10/01/26	1,000,000	1,187,740
Miami-Dade County Revenue Bonds,
5.000%, due 10/01/26	1,000,000	1,179,360
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,134,790
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	1,020,000	1,178,957
South Florida Water Management District, COP,
5.000%, due 10/01/34	1,000,000	1,141,990

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Florida—(Concluded)
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	$2,000,000	$2,269,780
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,118,540
Series D,
5.000%, due 02/01/23	1,000,000	1,116,370
5.000%, due 11/01/31	1,000,000	1,134,520
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,136,280
		13,750,507
Georgia: 1.34%
State of Georgia, GO Bonds,
Series F,
5.000%, due 07/01/26	1,385,000	1,662,028

Illinois: 11.95%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,128,410
5.000%, due 01/01/31	1,050,000	1,181,407
Series C,
5.000%, due 01/01/23	2,900,000	3,245,767
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	1,968,751
5.000%, due 11/15/26	1,500,000	1,723,800
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,173,790
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.000%, due 06/01/25	1,235,000	1,409,295
State of Illinois, Sales Tax Revenue Bonds,
5.000%, due 06/15/20	1,190,000	1,264,839
5.000%, due 06/15/22	1,105,000	1,217,235
NATL-RE,
5.750%, due 06/15/20	510,000	550,030
		14,863,324
Kentucky: 2.18%
Kentucky Property & Buildings Community Project No. 87 Revenue Bonds,
AGC,
5.250%, due 02/01/19[2]	2,635,000	2,713,497

Maryland: 2.03%
State of Maryland, GO Bonds,
5.000%, due 06/01/26	2,180,000	2,525,748

Massachusetts: 3.82%
Massachusetts Development Finance Agency, Partners Healthcare System Revenue Bonds,
Series S-1,
5.000%, due 07/01/23	1,500,000	1,698,960

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Massachusetts—(Concluded)
The Commonwealth of Massachusetts, Consolidated Loan of 2016, GO Bonds,
Series A,
5.000%, due 03/01/34	$1,125,000	$1,269,405
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series D,
5.000%, due 07/01/26	1,500,000	1,783,920
		4,752,285
Michigan: 0.92%
Michigan Finance Authority, Trinity Health Credit Group, Hospital Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,145,850

Minnesota: 0.48%
Rochester Minnesota Health Care Facilities Revenue Bonds,
Series A,
1.560%, due 11/15/38[1]	400,000	400,000
Series B,
1.560%, due 11/15/38[1]	200,000	200,000
		600,000
Mississippi: 7.88%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
1.700%, due 12/01/30[1]	100,000	100,000
1.700%, due 11/01/35[1]	3,300,000	3,300,000
Series C,
1.700%, due 11/01/35[1]	300,000	300,000
Series E,
1.700%, due 12/01/30[1]	300,000	300,000
Series F,
1.610%, due 12/01/30[1]	600,000	600,000
1.700%, due 12/01/30[1]	300,000	300,000
Series G,
1.700%, due 11/01/35[1]	3,500,000	3,500,000
Series H,
1.700%, due 11/01/35[1]	1,000,000	1,000,000

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Mississippi—(Concluded)
Mississippi Development Bank Revenue Bonds,
1.700%, due 12/01/39[1]	$400,000	$400,000
		9,800,000
Nebraska: 1.17%
Douglas County Hospital Authority No. 2 Revenue Bonds,
5.000%, due 05/15/25	1,250,000	1,457,863

Nevada: 1.75%
Clark County, Las Vegas-McCarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,172,482

New Jersey: 6.13%
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,601,640
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,136,240
Series E,
5.000%, due 01/01/34	860,000	962,048
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	500,000	502,700
5.000%, due 06/01/20	1,000,000	1,063,550
Series Q,
5.000%, due 08/15/19	1,500,000	1,564,065
Series T,
5.000%, due 06/01/20	750,000	797,662
		7,627,905
New York: 5.98%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/27	1,000,000	1,194,870
Series E,
5.000%, due 08/01/26	1,000,000	1,184,390
Subseries L-4,
1.700%, due 04/01/38[1]	400,000	400,000
County of Nassau, GO Bonds,
Series B,
3.000%, due 09/18/18	1,000,000	1,006,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2016 Revenue Bonds,
Subseries AA-1A,
1.730%, due 06/15/32[1]	100,000	100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,170,230

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New York—(Concluded)
New York City Transitional Finance Authority Revenue Bonds,
Subseries B-1,
5.000%, due 08/01/33	$1,000,000	$1,136,660
Subseries D-4,
1.650%, due 02/01/44[1]	100,000	100,000
Subseries E-1,
5.000%, due 02/01/32	1,000,000	1,152,130
		7,444,540
Ohio: 0.95%
State of Ohio, Cleveland Clinic Health System Revenue Bonds,
Series A,
5.000%, due 01/01/32	1,000,000	1,178,040

Pennsylvania: 14.13%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/20	1,590,000	1,697,914
Series A,
5.000%, due 08/01/22	1,000,000	1,107,110
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds,
5.000%, due 06/01/24	1,625,000	1,809,421
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 08/15/21	1,700,000	1,855,924
5.000%, due 01/01/24	2,000,000	2,253,380
5.000%, due 09/15/25	1,500,000	1,721,580
Pennsylvania Turnpike Commission Revenue Bonds,
5.000%, due 12/01/28	1,000,000	1,141,390
5.000%, due 12/01/30	1,750,000	1,974,245
Series A-1,
5.000%, due 12/01/24	1,500,000	1,726,755
Series A-2,
5.000%, due 12/01/28	1,000,000	1,169,370
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,000,000	1,122,430
		17,579,519
Rhode Island: 1.28%
Rhode Island Industrial Facilities Corp., Marine Terminal Revenue Bonds,
1.700%, due 02/01/25[1]	500,000	500,000

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Rhode Island—(Concluded)
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/21	$1,000,000	$1,090,140
		1,590,140
South Carolina: 1.99%
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,135,109
Series B,
5.000%, due 12/01/20	1,245,000	1,335,922
		2,471,031
Texas: 14.29%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,144,810
Garland Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	1,200,000	1,397,232
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital Revenue Bonds,
Subseries C-1,
1.720%, due 12/01/24[1]	100,000	100,000
Subseries C-2,
1.720%, due 12/01/27[1]	100,000	100,000
Harris County Health Facilities Development Corp., Methodist Hospital Revenue Bonds,
Series A-1,
1.720%, due 12/01/41[1]	100,000	100,000
Houston Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/26	2,000,000	2,358,140
Lower Neches Valley Authority Industrial Development Corp., Project Revenue Bonds,
Subseries A-3,
1.700%, due 05/01/22[1]	200,000	200,000
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,415,598
Plano Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	2,000,000	2,328,720
State of Texas Revenue Bonds,
4.000%, due 08/30/18	685,000	691,898
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,000,000	1,176,620

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Texas—(Concluded)
Texas A&M University, Financing System Revenue Bonds,
Series C,
5.000%, due 05/15/26	$2,275,000	$2,708,819
Series E,
5.000%, due 05/15/25	1,750,000	2,056,005
		17,777,842
Wisconsin: 1.04%
State of Wisconsin, GO Bonds,
Series A,
5.000%, due 05/01/22[2]	1,165,000	1,300,711
Total long-term municipal bonds (cost $124,726,663)		123,232,326

	Shares
Short-term investments: 0.07%
Investment companies: 0.07%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $85,900)	85,900	85,900
Total investments: 99.12% (cost $124,812,563)		123,318,226
Cash and other assets, less liabilities: 0.88%		1,095,470
Net assets: 100.00%		$124,413,696

UBS Municipal Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$123,232,326	$—	$123,232,326
Short-term investments	85,900	—	—	85,900
Total	$85,900	$123,232,326	$—	$123,318,226

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

2                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

UBS Total Return Bond Fund

Industry diversification—March 31, 2018 (unaudited)1

Bonds Corporate bonds	Percentage of net assets
Automobiles	0.33%
Banks	4.74
Beverages	0.53
Biotechnology	1.09
Capital markets	1.98
Chemicals	1.38
Commercial services & supplies	0.98
Consumer finance	0.54
Diversified financial services	0.46
Diversified telecommunication services	1.47
Electric utilities	1.64
Electrical equipment	0.42
Electronic equipment, instruments & components	0.36
Energy equipment & services	0.33
Equity real estate investment trusts (REITs)	0.43
Food & staples retailing	0.34
Food products	0.18
Health care equipment & supplies	0.18
Health care providers & services	0.68
Industrial conglomerates	0.78
Insurance	1.36
Internet & direct marketing retail	0.70
Life sciences tools & services	0.48
Machinery	0.17
Media	1.25
Metals & mining	0.47
Oil, gas & consumable fuels	4.46
Pharmaceuticals	0.96
Real estate management & development	0.34
Road & rail	0.35
Semiconductors & semiconductor equipment	0.54
Software	0.71
Specialty retail	0.21
Technology hardware, storage & peripherals	0.65
Thrifts & mortgage finance	0.59
Tobacco	0.25
Trading companies & distributors	1.22
Wireless telecommunication services	0.74
Total corporate bonds	34.29%
Asset-backed securities	6.87
Commercial mortgage-backed securities	12.49
Mortgage-backed securities	25.72
Municipal bonds	0.83
Non-U.S. government obligations	13.60
Supranationals	0.47
U.S. treasury obligations	6.05
Total bonds	100.32%
Preferred stocks	0.23
Short-term investments	1.49
Total investments	102.04%
Liabilities, in excess of cash and other assets	(2.04)
Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds: 100.32%
Corporate bonds: 34.29%
Canada: 1.15%
Cenovus Energy, Inc.,
5.400%, due 06/15/47	$80,000	$80,393
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	210,000	211,313
Rogers Communications, Inc.,
5.000%, due 03/15/44	110,000	120,382
Teck Resources Ltd.,
3.750%, due 02/01/23	100,000	96,120
Total Canada corporate bonds		508,208

Cayman Islands: 0.85%
Seagate HDD Cayman,
5.750%, due 12/01/34	150,000	143,232
XLIT Ltd.,
6.375%, due 11/15/24	200,000	231,029
Total Cayman Islands corporate bonds		374,261

Colombia: 0.17%
Ecopetrol SA,
5.375%, due 06/26/26	70,000	72,887

Curacao: 0.12%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	57,000	53,723

France: 0.45%
Societe Generale SA,
4.000%, due 01/12/27[1]	200,000	198,170

Ireland: 0.22%
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	100,000	96,532

Luxembourg: 0.90%
Allergan Funding SCS,
3.800%, due 03/15/25	200,000	196,453
INEOS Group Holdings SA,
5.625%, due 08/01/24[1]	200,000	202,250
Total Luxembourg corporate bonds		398,703

Mexico: 0.76%
Petroleos Mexicanos,
3.500%, due 01/30/23	350,000	335,300

Netherlands: 0.86%
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	60,000	84,778
LYB International Finance BV,
4.875%, due 03/15/44	50,000	52,017
Mylan NV,
3.950%, due 06/15/26	80,000	77,547
Petrobras Global Finance BV,
7.375%, due 01/17/27	150,000	162,525
Total Netherlands corporate bonds		376,867

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Singapore: 0.36%
Flex Ltd.,
5.000%, due 02/15/23	$150,000	$157,276
United Kingdom: 2.05%

Barclays plc,
4.836%, due 05/09/28	200,000	196,508
HSBC Holdings plc,
3.400%, due 03/08/21	260,000	261,161
Lloyds Banking Group plc,
4.582%, due 12/10/25	200,000	200,142
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	250,000	246,798
Total United Kingdom corporate bonds		904,609

United States: 26.40%
21st Century Fox America, Inc.,
7.750%, due 12/01/45	50,000	75,051
Abbott Laboratories,
3.750%, due 11/30/26	80,000	79,521
AbbVie, Inc.,
2.500%, due 05/14/20	200,000	197,388
ADT Corp. (The),
3.500%, due 07/15/22	240,000	222,900
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	80,000	102,509
Alabama Power Co.,
6.000%, due 03/01/39	100,000	125,830
Amazon.com, Inc.,
4.050%, due 08/22/47[1]	60,000	59,559
Anadarko Petroleum Corp.,
5.550%, due 03/15/26	20,000	21,821
Anheuser-Busch InBev Finance, Inc.,
4.900%, due 02/01/46	215,000	231,483
Antero Resources Corp.,
5.375%, due 11/01/21	150,000	152,625
AT&T, Inc.,
4.300%, due 02/15/30[1]	266,000	264,680
Bank of America Corp.,
4.200%, due 08/26/24	150,000	152,071
6.110%, due 01/29/37	125,000	149,605
Biogen, Inc.,
4.050%, due 09/15/25	150,000	153,472
5.200%, due 09/15/45	50,000	54,508
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	191,042
Broadcom Corp.,
3.125%, due 01/15/25	30,000	28,344
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	100,000	115,560
Capital One Financial Corp.,
3.750%, due 07/28/26	10,000	9,516
4.200%, due 10/29/25	140,000	138,642

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
CCO Holdings LLC,
5.500%, due 05/01/26[1]	$150,000	$146,813
CF Industries, Inc.,
3.450%, due 06/01/23	150,000	144,000
Charter Communications Operating LLC,
3.579%, due 07/23/20	150,000	150,403
Citigroup, Inc.,
5.500%, due 09/13/25	375,000	406,399
Cleveland Electric Illuminating Co. (The),
5.950%, due 12/15/36	75,000	90,908
Comcast Corp.,
3.969%, due 11/01/47	113,000	106,940
CVS Health Corp.,
4.300%, due 03/25/28	120,000	120,741
Dell International LLC,
4.420%, due 06/15/21[1]	100,000	102,558
Devon Energy Corp.,
5.000%, due 06/15/45	80,000	84,885
Eaton Corp.,
2.750%, due 11/02/22	190,000	185,537
Enterprise Products Operating LLC,
2.850%, due 04/15/21	105,000	103,759
Exelon Corp.,
3.400%, due 04/15/26	150,000	144,755
Ford Motor Co.,
7.450%, due 07/16/31	55,000	66,530
General Electric Co.,
Series D,
(ICE LIBOR USD 3 Month + 3.330%),
5.000%, due 01/21/21[2,3]	349,000	345,510
General Motors Co.,
6.600%, due 04/01/36	70,000	80,135
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	70,000	68,399
Gilead Sciences, Inc.,
3.650%, due 03/01/26	75,000	75,224
Goldman Sachs Group, Inc. (The),
5.150%, due 05/22/45	30,000	32,311
5.750%, due 01/24/22	305,000	329,940
Home Depot, Inc. (The),
2.125%, due 09/15/26	100,000	90,420
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	80,000	74,911
International Lease Finance Corp.,
5.875%, due 08/15/22	120,000	128,745
7.125%, due 09/01/18[1]	400,000	406,661
Jefferies Finance LLC,
7.500%, due 04/15/21[1]	200,000	202,250

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
JPMorgan Chase & Co.,
Series I,
(ICE LIBOR USD 3 Month + 3.470%),
7.900%, due 04/30/18[2,3]	$200,000	$201,020
Kinder Morgan, Inc.,
5.550%, due 06/01/45	40,000	42,000
6.500%, due 09/15/20	100,000	107,129
7.250%, due 06/01/18	300,000	301,972
Kroger Co. (The),
6.900%, due 04/15/38	25,000	30,874
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	200,000	204,049
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	141,867
Marathon Petroleum Corp.,
4.750%, due 09/15/44	120,000	120,432
MetLife, Inc.,
6.400%, due 12/15/36	35,000	38,369
Microsoft Corp.,
2.375%, due 02/12/22	250,000	245,114
4.450%, due 11/03/45	60,000	66,304
Morgan Stanley,
4.350%, due 09/08/26	140,000	140,911
4.875%, due 11/01/22	350,000	366,636
MPLX LP,
4.875%, due 06/01/25	70,000	73,053
Nabors Industries, Inc.,
4.625%, due 09/15/21	150,000	144,788
NCR Corp.,
5.000%, due 07/15/22	40,000	40,000
Netflix, Inc.,
5.500%, due 02/15/22	240,000	248,400
Noble Energy, Inc.,
5.050%, due 11/15/44	50,000	52,179
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	50,000	48,902
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	150,000	140,059
Prudential Financial, Inc.,
6.625%, due 06/21/40	50,000	66,512
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	260,000	259,350
Realogy Group LLC,
5.250%, due 12/01/21[1]	150,000	150,795
Reynolds American, Inc.,
7.250%, due 06/15/37	85,000	111,579
RR Donnelley & Sons Co.,
7.875%, due 03/15/21	200,000	207,490
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	200,000	207,657
Smithfield Foods, Inc.,
3.350%, due 02/01/22[1]	80,000	78,313
Southern Copper Corp.,
6.750%, due 04/16/40	90,000	110,925
Sprint Corp.,
7.875%, due 09/15/23	200,000	204,250

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Sunoco Logistics Partners Operations LP,
5.400%, due 10/01/47	$50,000	$47,558
Synchrony Financial,
4.500%, due 07/23/25	90,000	89,958
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[1]	60,000	59,899
Tenet Healthcare Corp.,
4.625%, due 07/15/24[1]	200,000	192,250
Texas Instruments, Inc.,
1.850%, due 05/15/22	220,000	210,219
Thermo Fisher Scientific, Inc.,
5.300%, due 02/01/44	60,000	67,909
Time Warner Cable LLC,
8.750%, due 02/14/19	210,000	219,889
Union Pacific Corp.,
4.050%, due 11/15/45	40,000	40,290
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	100,000	109,222
Verizon Communications, Inc.,
5.250%, due 03/16/37	140,000	150,728
Wells Fargo & Co.,
5.375%, due 11/02/43	70,000	77,656
Total United States corporate bonds		11,631,368
Total corporate bonds (cost $15,245,710)		15,107,904

Asset-backed securities: 6.87%
United States: 6.87%
AmeriCredit Automobile Receivables Trust,
Series 2017-4, Class D,
3.080%, due 12/18/23	175,000	172,721
Series 2017-3, Class D,
3.180%, due 07/18/23	175,000	172,771
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	126,149
Dell Equipment Finance Trust,
Series 2016-1, Class D,
3.240%, due 07/22/22[1]	268,000	268,592
Drive Auto Receivables Trust,
Series 2018-1, Class A2,
2.230%, due 04/15/20	300,000	299,492
Series 2017-2, Class B,
2.250%, due 06/15/21	250,000	249,363
Series 2017-3, Class B,
2.300%, due 05/17/21	150,000	149,333
Series 2017-2, Class C,
2.750%, due 09/15/23	100,000	99,445
Series 2018-1, Class D,
3.810%, due 05/15/24	225,000	225,420
Series 2017-1, Class D,
3.840%, due 03/15/23	75,000	75,717

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[1]	$100,000	$98,912
GM Financial Automobile Leasing Trust,
Series 2015-3, Class B,
2.320%, due 11/20/19	175,000	174,713
Invitation Homes Trust,
Series 2018-SFR1, Class C,
3.058%, due 03/17/37[1,4]	100,000	100,620
Santander Drive Auto Receivables Trust,
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	222,896
Series 2017-2, Class D,
3.490%, due 07/17/23	100,000	100,055
SoFi Consumer Loan Program Trust,
Series 2018-1, Class A2,
3.140%, due 02/25/27[1]	125,000	124,334
Series 2018-1, Class B,
3.650%, due 02/25/27[1]	100,000	99,823
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	275,000	267,042
Total asset-backed securities (cost $3,044,239)		3,027,398

Commercial mortgage-backed securities: 12.49%
United States: 12.49%
BANK 2017,
Series 2017-BNK7, Class C,
4.058%, due 09/15/60[4]	100,000	97,940
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[1]	135,000	141,313
BENCHMARK Mortgage Trust,
Series 2018-B1, Class D,
2.750%, due 01/15/51[1]	350,000	271,050
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class E,
4.354%, due 10/15/34[1,4]	100,000	97,849
CHT Mortgage Trust,
Series 2017-CSMO, Class E,
4.777%, due 11/15/36[1,4]	425,000	428,137
COMM Mortgage Trust,
Series 2015-DC1, Class A5,
3.350%, due 02/10/48	350,000	346,922
Series 2015-CR24, Class D,
3.463%, due 08/10/48[4]	150,000	119,312
Series 2015-PC1, Class A4,
3.620%, due 07/10/50	90,000	91,010
Series 2015-CR24, Class A5,
3.696%, due 08/10/48	400,000	406,211

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Continued)
United States—(Continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4,
3.808%, due 11/15/48	$85,000	$87,192
CSMC Trust,
Series 2015-DEAL, Class E,
5.777%, due 04/15/29[1,4]	200,000	200,000
FREMF Mortgage Trust,
Series 2017-K724, Class B,
3.487%, due 11/25/23[1,4]	265,000	262,498
Series 2017-K64, Class B,
3.980%, due 03/25/27[1,4]	50,000	49,347
GS Mortgage Securities Corp. II,
Series 2017-SLP, Class E,
4.591%, due 10/10/32[1,4]	225,000	218,626
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
5.677%, due 07/15/31[1,4]	116,524	116,910
Hilton USA Trust,
Series 2016-SFP, Class E,
5.519%, due 11/05/35[1]	125,000	127,115
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class D,
3.702%, due 05/15/48[4]	100,000	80,904
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	201,255
Series 2015-C30, Class A5,
3.822%, due 07/15/48	420,000	429,670
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class D,
3.827%, due 02/15/35[1,4]	100,000	100,308
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	101,600
Series 2016-C32, Class AS,
3.994%, due 12/15/49[4]	273,000	278,589
Series 2017-C34, Class C,
4.187%, due 11/15/52[4]	100,000	98,857
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class D,
2.730%, due 12/15/50	100,000	79,035
Series 2017-HR2, Class C,
4.229%, due 12/15/50[4]	175,000	175,363
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
4.777%, due 06/15/33[1,4]	275,000	274,496
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
4.277%, due 11/15/27[1,4]	125,000	123,502

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
3.947%, due 12/13/29[1,4]	$500,000	$499,059
Total commercial mortgage-backed securities (cost $5,564,143)		5,504,070
Mortgage-backed securities: 25.72%
United States: 25.72%
FHLMC,
3.000%, TBA	775,000	754,976
#G08773 3.000%, due 08/01/47	193,599	188,826
#V83480 3.500%, due 10/01/47	172,251	172,661
#G08788 3.500%, due 11/01/47	880,769	882,865
#G08800 3.500%, due 02/01/48	992,410	994,678
#Q50152 4.000%, due 08/01/47	190,797	196,167
#G08793 4.000%, due 12/01/47	1,423,420	1,463,695
FNMA,
3.000%, TBA	25,000	24,362
#MA3179 3.000%, due 11/01/47	787,297	767,868
#MA2864 3.500%, due 01/01/47	381,499	382,478
#MA3182 3.500%, due 11/01/47	415,765	416,835
#CA1189 3.500%, due 02/01/48	1,094,639	1,097,139
#BJ0647 3.500%, due 03/01/48	1,000,000	1,002,235
4.000%, TBA	25,000	25,643
#AE1568 4.000%, due 09/01/40	171,789	177,508
#BE3702 4.000%, due 06/01/47	416,041	427,048
#MA3183 4.000%, due 11/01/47	169,782	174,388
#688066 5.500%, due 03/01/33	41,566	45,969
#793666 5.500%, due 09/01/34	145,272	159,217
#802481 5.500%, due 11/01/34	33,258	36,512
#596124 6.000%, due 11/01/28	45,378	50,752

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount		Value
Bonds—(Continued)
Mortgage-backed securities—(Concluded)
United States—(Concluded)
GNMA,
#MA4585 3.000%, due 07/20/47	$670,797		$660,369
#MA4718 3.000%, due 09/20/47	489,939		482,131
3.500%, TBA	725,000		731,630
#781029 6.500%, due 05/15/29	11,558		12,961
Total mortgage-backed securities (cost $11,462,432)			11,328,913

Municipal bonds: 0.83%
State of California, GO Bonds,
7.300%, due 10/01/39 (cost $370,910)	250,000		364,588

Non-U.S. government obligations: 13.60%
Argentina: 1.72%
Republic of Argentina,
7.500%, due 04/22/26	350,000		373,975
(Argentina Central Bank 7D Repo Reference Rate + 0.000%), 27.250%, due 06/21/20[2]	ARS	7,300,000	384,263
			758,238
Brazil: 2.24%
Brazil Notas do Tesouro Nacional,
10.000%, due 01/01/27	BRL	2,200,000	684,921
Federative Republic of Brazil,
6.000%, due 04/07/26	$275,000		301,538
			986,459
Colombia: 0.64%
Republic of Colombia,
8.125%, due 05/21/24	230,000		282,325

Indonesia: 0.27%
Republic of Indonesia,
6.625%, due 02/17/37[1]	100,000		121,000

Ivory Coast: 0.43%
Ivory Coast Government Bond,
6.125%, due 06/15/33[1]	200,000		190,000

Mexico: 0.40%
United Mexican States,
4.000%, due 10/02/23	100,000		102,600
4.150%, due 03/28/27	60,000		60,360
6.750%, due 09/27/34	10,000		12,288
			175,248
New Zealand: 5.31%
New Zealand Government Bond,
4.500%, due 04/15/27[5]	NZD	1,065,000	877,746
5.500%, due 04/15/23[5]	1,760,000		1,463,818
			2,341,564
South Africa: 2.04%
Republic of South Africa,
8.750%, due 01/31/44	ZAR	10,780,000	897,755

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

		Face amount	Value
Bonds—(Concluded)
Non-U.S. government obligations—(Concluded)
Turkey: 0.24%
Republic of Turkey,
6.875%, due 03/17/36		$100,000	$103,875

Uruguay: 0.31%
Oriental Republic of Uruguay,
7.625%, due 03/21/36		100,000	135,750
Total non-U.S. government obligations (cost $6,000,600)			5,992,214

Supranationals: 0.47%
European Bank for Reconstruction & Development,
6.450%, due 12/13/22 (cost $206,813)	IDR	2,800,000,000	206,428

U.S. treasury obligations: 6.05%
U.S. Treasury Bonds,
2.750%, due 08/15/42		$270,000	260,340
2.750%, due 11/15/47		430,000	410,163
3.000%, due 05/15/47		350,000	350,951
3.000%, due 02/15/48		600,000	602,111
U.S. Treasury Notes,
2.250%, due 11/15/27		555,000	531,230
2.750%, due 02/15/28		510,000	509,875
Total U.S. treasury obligations (cost $2,639,541)			2,664,670
Total bonds (cost $44,534,388)			44,196,185

		Shares
Preferred stocks: 0.23%
United States: 0.23%
JPMorgan Chase & Co.,
5.450%, due 06/01/18[3] (cost $102,000)		4,000	100,840

Short-term investments: 1.49%
Investment companies: 1.49%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $657,893)		657,893	657,893
Total investments: 102.04% (cost $45,294,281)			44,954,918
Liabilities, in excess of cash and other assets: (2.04%)			(900,072)
Net assets: 100.00%			$44,054,846

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	TRY	2,000,000	USD	510,712	06/13/18	$14,495
BB	USD	1,021,281	TRY	4,000,000	06/13/18	(28,847)
BOA	USD	456,699	ZAR	5,500,000	06/13/18	3,352
BOA	ZAR	5,500,000	USD	456,382	06/13/18	(3,669)
JPMCB	AUD	630,000	USD	484,948	04/20/18	1,079
JPMCB	JPY	93,800,000	USD	886,483	04/23/18	3,836
JPMCB	NZD	2,060,000	USD	1,485,637	04/20/18	(3,087)
JPMCB	NZD	1,240,000	USD	901,141	04/20/18	5,016
JPMCB	USD	1,234,583	EUR	1,000,000	04/20/18	(2,653)
JPMCB	USD	656,359	SEK	5,360,000	04/20/18	(13,648)
Net unrealized depreciation on forward foreign currency contracts						$(24,126)

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 2 Year Note, 12 contracts (USD)	June 2018	$2,549,643	$2,551,312	$1,669
U.S. Treasury 5 Year Note, 21 contracts (USD)	June 2018	2,394,125	2,403,679	9,554
U.S. Treasury 10 Year Ultra Note, 7 contracts (USD)	June 2018	901,760	909,015	7,255
U.S. Treasury Ultra Bond, 10 contracts (USD)	June 2018	1,550,526	1,604,688	54,162
U.S. Treasury futures sell contracts:
U.S. Treasury 10 Year Note, 26 contracts (USD)	June 2018	(3,114,478)	(3,149,656)	(35,178)
U.S. Treasury Long Bond, 3 contracts (USD)	June 2018	(429,059)	(439,875)	(10,816)
Interest rate futures buy contracts:
Australia 3 Year Bond, 29 contracts (AUD)	June 2018	2,472,078	2,476,225	4,147
Interest rate futures sell contracts:
Euro-Bund, 4 contracts (EUR)	June 2018	(780,861)	(784,683)	(3,822)
Euro-Schatz, 21 contracts (EUR)	June 2018	(2,889,079)	(2,893,372)	(4,293)
Long Gilt, 11 contracts (GBP)	June 2018	(1,869,112)	(1,895,481)	(26,369)
Net unrealized depreciation on futures contracts				$(3,691)

Options written6

Notional amount		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation
USD	1,700,000	1,700,000	3 Month USD CDX.NA.HY Series 29 Index Swap strike @ 1.045%, terminating 12/20/22	JPMCB	Receive	04/18/18	$7,245	$(2,648)	$4,597

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$15,107,904	$—	$15,107,904
Asset-backed securities	—	3,027,398	—	3,027,398
Commercial mortgage-backed securities	—	5,504,070	—	5,504,070
Mortgage-backed securities	—	11,328,913	—	11,328,913
Municipal bonds	—	364,588	—	364,588
Non-U.S. government obligations	—	5,992,214	—	5,992,214
Supranationals	—	206,428	—	206,428
U.S. treasury obligations	—	2,664,670	—	2,664,670
Preferred stocks	100,840	—	—	100,840
Short-term investments	657,893	—	—	657,893
Forward foreign currency contracts	—	27,778	—	27,778
Futures contracts	76,787	—	—	76,787
Total	$835,520	$44,223,963	$—	$45,059,483

Liabilities
Forward foreign currency contracts	$—	$(51,904)	$—	$(51,904)
Futures contracts	(80,478)	—	—	(80,478)
Options written	—	(2,648)	—	(2,648)
Total	$(80,478)	$(54,552)	$—	$(135,030)

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                           Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate at the period end and changes periodically.

3                           Perpetual investment. Date shown reflects the next call date.

4                           Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

5                           Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6                           Illiquid investment at the period end.

Portfolio acronyms

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

To Be Announced. TBA security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviations

BB	Barclays Bank plc
BOA	Bank of America NA
CITI	Citibank NA
CSI	Credit Suisse International
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.

Currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	May 30, 2018